UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3790

QUANTITATIVE GROUP OF FUNDS

Quant Foreign Value Fund

55 Old Bedford Road

Lincoln, MA 01773

Willard L. Umphrey

Quantitative Group of Funds

55 Old Bedford Road

Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code: 781-259-1144

Date of fiscal year end: MARCH 31

Date of reporting period:             JULY 1, 2006 – JUNE 30, 2007

VOTE SUMMARY REPORT
July 1, 2007 - June 30, 2007
Quant Foreign Value Fund

Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
IMPALA PLATINUM HOLDINGS LTD	IMP SJ	ZAE000003554	4-Jul-06	1.S.1

Approve to increase the authorize the share capital of the Company from ZAR 20,000,000 divided into 100,000,000 ordinary shares of 20 cents each to ZAR 21,100,200 divided into 100,000,000 ordinary shares of 20 cents each and 5,501,000 A ordinary shares of 20 cents each , by the creation of an additional 5,501,000 A ordinary shares of 20 cents each, the latter with the rights, privileges and conditions to be set out in the new Article 32 and that the Memorandum of the Association of the Company amended accordingly

						Management	For	For
				2.S.2	Approve that subject to the passing and registration of Special Resolution 1 that amend the Article 32 of the Articles of Association as specified	Management	For	For

3.O.1

Approve, subject to the passing and registration of Special Resolution 1 and 2, to place 5,501,000 A ordinary shares of 20 cents each in the authorized but unissued share capital of the Company under the control of the Directors with specific authority for them to allot and issue such shares to Royal Bafokeng Tholo Investment Holding Company proprietary Limited RBTIH for a cash subscription price of ZAR 1,100,200 in compliance with the Company’s obligations to issue such A ordinary shares to RBTIH in terms of the Implats A Ordinary Share Subscription Agreement between the Company and RBTIH dated 19 MAY 2006

	Management	For	For
4.O.2

Approve, subject to the passing and registration of Special Resolutions 1 and 2 and the passing of the Ordinary Resolution 1, the Acquisition by the Company of RBTIH’s interest in the business of Impala Refining Services Limited IRS and the conversion of such interest into ordinary shares of 20 cents each, in terms of the Implats-RBTIH IRS Sale Agreement between the Company and RBTIH dated 19 MAY 2006

	Management	For	For

5.S.3

Approve, subject to the passing and registration of Special Resolutions 1 and 2 and the passing of the Ordinary Resolution 1 and 2: 1) the Acquisition by the Company of 5,501,000 of its own A ordinary shares of 20 cents each from RBTIH on the date on which RBTIH disposes of its interest in the business of IRS to the Company and converts such interest into ordinary shares of 20 cents each, the date on which such A ordinary shares will be purchased will be no earlier than the second anniversary and no later than the tenth anniversary of the date on which RBTIH acquires its interest in the business of IRS, the repurchase will be made at a price equivalent to that at which RBTIH originally subscribed for such A ordinary shares; and 2) immediately after such acquisition, the 5,501,000 A ordinary shares of 20 cents each, cancelled in the issued and authorized share capital of the Company

	Management	For	For

6.O.3

Approve that, subject to the passing and registration of Special Resolutions 1, 2 and 3 and the passing of Ordinary Resolutions 1 and 2, so many of the ordinary shares of 20 cents each in the authorized but unissued share capital of the Company as may be necessary to give effect to the terms of this Ordinary Resolution 3 be and are hereby placed under the control of the Directors with specific authority for them to allot and issue: 1) so many of such ordinary shares to RBTIH, on the date on which RBTIH disposes of its interest in the business of IRS to the Company and converts such interest into ordinary shares of 20 cents each Transaction Conclusion and for a cash subscription price equivalent to the price at which such interest is disposed of, in compliance with the Company s obligations to issue such ordinary shares Conversion Shares to RBTIH in terms of the Implats-RBTIH IRS Interest Sale Agreement between IRS and RBTIH dated 19 MAY 2006; and 2) if the aggregate number of Conversion Shares is less than the number of A ordinary shares held by RBTIH and subject to RBTIH subscribing for a further number of ordinary shares of 20 cents each, up to the difference between the number of Conversion Shares and the number of 60 A ordinary shares held by RBTIH of such ordinary shares to RBTIH, on transaction conclusion and for a cash subscription price as set out in the Framework Agreement amongst the Company, Impala Platinum Limited, IRS, Royal Bafokeng Nation, Royal Bafokeng Nation Development Trust, Royal Bafokeng Resources Holdings (Proprietary) Limited and RBTIH dated 19 MAY 2006 Framework Agreement , in compliance with the Company s obligations to issue such ordinary shares Top-Up Shares to RBTIH in terms of the Framework Agreement, in the event of any sub-division or consolidation of the ordinary shares at any time prior to transaction conclusion, the number of top-up Shares shall be adjusted accordingly to reflect such sub- division or consolidation for purposes of the formulae set out in the Framework Agreement and the number of such ordinary shares placed under the control of the Directors in terms of this Ordinary Resolution 2 shall also be deemed to have been adjusted accordingly

	Management	For	For
7.O.4

Approve that the Morokotso Employee Share Ownership programe, embodied in the trust deed establishing the Morokotso Trust Trust Deed a copy of which has been tabled at this General Meeting and signed by the Chairman thereof for identification purposes adopted by the Company

	Management	For	For

8.O.5

Approve, subject to the passing of Ordinary Resolution 4, to place 2,054,072 ordinary shares of 20 cents each in the authorized but unissued share capital of the Company under the control of the with specific authority for them to allot and issue such shares to the Morokotso Trust for a cash subscription price to be determined on the basis set out in Clause 5.1 of the Trust Deed Subscription Price , in compliance with the Company s obligations to issue such ordinary shares to the Morokotso Trust in terms of the Trust Deed

	Management	For	For
9.S.4

Approve, subject to the passing and registration of Ordinary Resolutions 3 and 4, the Acquisition by the Company or a subsidiary of the Company of such number of its own, or the Company’s as the case may be, ordinary shares of 20 cents each as: 1) may be sold by the Morokotso Trust from time to time, pursuant to the Employment of any participant under the Morokotso Employee Share Ownership Programme being terminated due to the death of such participant or, at the discretion of the Morokotso Trust, if a participant is retrenched, retires, is disabled or falls ill subject to the Company or such subsidiary agreeing at the relevant time to repurchase or purchase, as the case may be, such ordinary shares ; or 2) are disposed of by the MorokotsoTrust on the date of termination of the Morokotso Trust, be and is hereby approved as a specific approval, the latest date on which any such ordinary shares will be repurchased or purchased as aforesaid is the thirtieth day after the termination date of the Morokotso Employee Share Ownership Programme, as such termination date is defined in the Trust Deed, the cumulative total number of such ordinary shares which may be repurchased or purchased as aforesaid is 2,054,072 any such repurchase or purchase will be made at a price equivalent to the 5 day volume weighted average price of such an ordinary share on the date of such repurchase or purchase

	Management	For	For

10.O6

Authorize any Member of the Board of Directors to take all such steps and to sign all such documents as may be necessary to give effect to Special Resolutions 1, 2, 3 and 4 and Ordinary Resolutions 1, 2, 3, 4 and 5

	Management	For	For

Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SASOL LTD	SOL SJ	ZAE000006896	3-Oct-06	1.S.1

Authorize the Directors of the Company, in terms of Section 85(2) of the Companies Act, 1973 (Act 61 of 1973), as amended Act , the Listings Requirements of the JSE Limited JSE and the Article 5 of the Company’s Articles of Association, to purchase 60,111,477 ordinary no par value shares in the issued ordinary share capital of the Company from Sasol Investment Company Proprietary Limited at the closing price of a Sasol ordinary share on the JSE on the business day prior to the registration of this Special Resolution with the Registrar of Companies

						Management	For	For

3-Oct-06	2.S.2

Authorize the Directors of the Company, in terms of the authority granted in the Articles of Association of the Company, to approve and implement the purchase by the Company, or by any of its subsidiaries, of the Company’s ordinary shares, upon such terms and conditions and in such amounts as the Directors of the Company and, in the case of an acquisition by a subsidiary(ies), the Directors of the subsidiary(ies) may from time to time decide, subject to the provisions of the Act and the Listings Requirements of the JSE, provided: that any repurchase of shares in terms of this authority be effected through the order book operated by the JSE trading system and done without any prior understanding or arrangement between the Company and the counter-party; that at any point in time, only one agent will be appointed to effect the repurchases on behalf of the Company; that the repurchase may only be effected, after the repurchase, the Company still complies with the minimum spread requirements stipulated in the Listings Requirements of the JSE; that the acquisition of shares in anyone FY be limited to 10% of the issued share capital of the Company as at the beginning of the FY, provided that any subsidiary(ies) may acquire shares to a maximum of 10% in the aggregate of the shares of the Company; that any acquisition of shares in terms of this authority may not be made at a price greater than 10% above the weighted average market value of the shares over the 5 business days immediately preceding the date on which the acquisition is effected; that the repurchase of shares may not be effected during a prohibited period, as defined in the Listings Requirements of the JSE; that an announcement containing full details of the acquisitions of shares will be published as soon as the Company and/or its subsidiary(ies) has/have acquired shares constituting, on a cumulative basis, 3% of the number of shares in issue at the date of the general meeting at which this Special Resolution is considered and, if approved, passed, and for each 3%, in aggregate, of the aforesaid initial number acquired thereafter; Authority expires earlier of the conclusion of the next AGM of the Company or 15 months

			Management	For	For
3-Oct-06	3.O.1	Authorize any Director or the Secretary of the Company to do all such things and sign all such documents as are necessary to give effect to Special Resolution 1 and 2	Management	For	For
3-Oct-06

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF RECORD DATE AND DETAILED AGENDA. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
IMPALA PLATINUM HOLDINGS LTD	IMP SJ	ZAE000003554	12-Oct-06	1.O.1	Receive the financial statements for the YE 30 JUN 2006	Non-Voting
				2O2.1	Re-elect Mr. S. Bressit as a Director, who retires in terms of the Articles of Association	Management	For	For
				2O2.2	Re-elect Mr. K. Mokhele as a Director, who retires in terms of the Articles of Association	Management	For	For
				2O2.3	Re-elect Mr. K.C. Rumble as a Director, who retires in terms of the Articles of Association	Management	For	For
				2O2.4	Re-elect Mr. L.C. van Vaught as a Director, who retires in terms of the Articles of Association	Management	For	For
				2O2.5	Re-elect Ms. N.D.B. Orleyn as a Director, who retires in terms of the Articles of Association	Management	For	For
				3.O.3	Approve to determine the remuneration of the Directors	Management	For	For
4.O.4

Approve to place all the unissued shares of the Company under the control of the Directors of the Company and authorize the Directors, subject to a maximum of 10% of the issued share capital to Section 221(2) of the Companies Act No.61 of 1973, and the Listing Requirement of the JSE Limited, to allot, issue and otherwise dispose thereof to such person or persons on such terms and conditions as they determine

						Management	For	For

5.S.1

Authorize the Directors, in terms of the Company’s Articles of Association, to repurchase issued shares in the Company or to permit a subsidiary of the Company to purchase shares in the Company as and when deemed appropriate, subject to the following initiatives: that any such repurchase be effected through the order book operated the by JSE trading system and done without any prior understanding or agreement between the Company and the counterparty; that a paid press release giving such details as may be required in terms of JSE listings requirements be published when the Company or its subsidiaries have repurchased in aggregate 3% of the initial number of shares in issue, as at the time that the general authority was granted, and for each 3% in aggregate of the initial number of shares which are acquired thereafter; that a general repurchase may not in the aggregate in any one financial year exceed 10% of the number of shares in the Company’s issued share capitol at the time this authority is given, provided that a subsidiary of the Company may not hold at any one time more than 10% of the number of issued shores of the Company; that no repurchases will be effected during a prohibited period as defined by the JSE listings Requirements); that at any one point in time, the Company may only appoint one agent to effected repurchases on the Company’s behalf; g) that the Company may only undertake a repurchase of securities if, after such repurchase, the spread requirements of the Company comply with JSE listings requirements; that, in determining the price at which shares may be repurchased in terms of this authority the maximum premium permitted is 10% above the weighted average traded price of the shares as determined over the 5 days pear to the date of repurchase; and that such repurchase shall be subject to the Companies Act and the applicable provisions of the JSE Listings Requirements; Authority shall be valid until the Company next AGM provided that it shall not extend beyond 15 months from the date of this AGM ; the Board of directors, as at the date of this notice, has stated its intention to examine methods of returning capital to shareholders in terms of the general authority granted at the last AGM the Board believes it to be in the best interest of Implats that shareholders pass a special resolution granting the Company and/or its subsidiaries a last general authority to acquire Implats shares; such general authority will provide Implats with the flexibility, subject to the requirements of the Companies Act and the JSE, to purchase shares should it be in the interest of Implats and/or its subsidiaries at any time while the general authority subsists

	Management	For	For
6.S.2

Approve to subdivide each ordinary share in the authorized and issued ordinary share capital of the Company with a par value of 20 cents into 8 ordinary shares with a par value of 2.5 cents resulting in: the authorized share capital of the Company comprising ZAR 21,100,200 divided into 100,000,000 ordinary shares of 20 cents each and 5,501,000 A ordinary shares of 20 cents each being altered so as to comprise ZAR 21,100,200 divided into 800,000,000 ordinary shares of 2.5 cents each and 44,008,000 A ordinary shares of 2.5 cents each and the issued ordinary share capital of the Company, comprising ZAR 13,846,923.00 dividend into 69,234,615 ordinary shares with a par value of 20 cents each being altered to ZAR 13,846,923.00 divided into 553,876,920 ordinary shares with a par value of 2.5 cents each; and amend the Memorandum of the Association accordingly

	Management	For	For

Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BHP BILLITON PLC	BLT LN	GB0000566504	26-Oct-06	1	Receive the financial statements for BHP Billiton Plc for the YE 30 JUN 2006, together with the Directors’ report, the Auditors’ report as set out in the annual report	Management	For	For
				2	Receive the financial statements for BHP Billiton Limited for the YE 30 JUN 2006, together with the Directors’ report, the Auditors’ report as set out in the annual report	Management	For	For
				3	Elect Mr. Paul M. Anderson as a Director of BHP Billiton Plc	Management	For	For
				4	Elect Mr. Paul M. Anderson as a Director of BHP Billiton Limited	Management	For	For
				5	Elect Mr. Marius J. Kloppers as a Director of BHP Billiton Plc	Management	For	For
				6	Elect Mr. Marius J. Kloppers as a Director of BHP Billiton Limited	Management	For	For
				7	Elect Mr. Chris J. Lynch as a Director of BHP Billiton Plc	Management	For	For
				8	Elect Mr. Chris J. Lynch as a Director of BHP Billiton Limited	Management	For	For
				9	Elect Mr. Jacques Nasser as a Director of BHP Billiton Plc	Management	For	For
				10	Elect Mr. Jacques Nasser as a Director of BHP Billiton Limited	Management	For	For
				11	Re-elect Mr. David A. Crawford as a Director of BHP Billiton Plc	Management	For	For
				12	Re-elect Mr. David A. Crawford as a Director of BHP Billiton Limited	Management	For	For
				13	Re-elect Mr. Don R. Argus as a Director of BHP Billiton Plc, who retires by rotation	Management	For	For
				14	Re-elect Mr. Don R. Argus as a Director of BHP Billiton Limited, who retires by rotation	Management	For	For

15	Re-elect Dr. David C. Brink as a Director of BHP Billiton Plc, who retires by rotation	Management	For	For
16	Re-elect Dr. David C. Brink as a Director of BHP Billiton Limited, who retires by rotation	Management	For	For
17	Re-elect Dr. John G.S. Buchanan as a Director of BHP Billiton Plc, who retires by rotation	Management	For	For
18	Re-elect Dr. John G.S. Buchanan as a Director of BHP Billiton Limited, who retires by rotation	Management	For	For
19	Re-elect Dr. John M. Schubert as a Director of BHP Billiton Plc, who retires by rotation	Management	For	For
20	Re-elect Dr. John M. Schubert as a Director of BHP Billiton Limited, who retires by rotation	Management	For	For
21	Re-appoint KPMG Audit Plc as the Auditor of BHP Billiton Plc and authorize the Directors to agree its remuneration	Management	For	For
22

Approve that the authority and power to allot relevant securities conferred on the Directors by Article 9 of BHP Billiton Plc’s Articles of Association be renewed for the period ending on the later of the AGM of BHP Billiton Plc and the AGM of BHP Billiton Limited in 2007 and for such period the Section 80 amount [under the United Kingdom Companies Act 1985] shall be USD 276,686,499.00

		Management	For	For
S.23

Approve that the authority and power to allot equity securities for cash conferred on the Directors by Article 9 of BHP Billiton Plc’s Articles of Association be renewed for the period ending on the later of the AGM of BHP Billiton Plc and the AGM of BHP Billiton Limited in 2007 and for such period the Section 89 amount [under the United Kingdom Companies Act 1985] shall be USD 61,703,675.00

		Management	For	For

S.24

Authorize BHP Billiton Plc, in accordance with Article 6 of its Articles of Association and Section 166 of the United Kingdom Companies Act 1985, to make market purchases [Section 163 of that Act] of ordinary shares of USD 0.50 nominal value each in the capital of BHP Billiton Plc shares provided that: a) the maximum aggregate number of shares hereby authorized to be purchased be 246,814,700, being 10% of BHP Billiton Plc’s issued capital; b) the minimum price that may be paid for each share is USD 0.50, being the nominal value of such a share; c) the maximum price that may be paid for any share is not more than 5% above the average of the middle market quotations for a share taken from the London Stock Exchange Daily Official List for the 5 business days immediately preceding the date of purchase of the shares; [Authority expires on the earlier of 25 APR 2008 and the later of the AGM of BHP Billiton Plc and the AGM of BHP Billiton Limited in 2007]; BHP Billiton Plc may enter into a contract for the purchase of shares before the expiry of this authority which would or might be completed wholly or partly after such expiry

	Management	For	For
S25.1

Approve to reduce the share capital of BHP Billiton Plc by the cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited or one of its subsidiaries [within the meaning of Section 736(1) of the United Kingdom Companies Act 1985] on 31 DEC 2006

	Management	For	For
S25.2

Approve to reduce the share capital of BHP Billiton Plc by the cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited or one of its subsidiaries [within the meaning of Section 736(1) of the United Kingdom Companies Act 1985] on 31 MAR 2007

	Management	For	For
S25.3

Approve to reduce the share capital of BHP Billiton Plc by the cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited or one of its subsidiaries [within the meaning of Section 736(1) of the United Kingdom Companies Act 1985] on 15 MAY 2007

	Management	For	For

S25.4

Approve to reduce the share capital of BHP Billiton Plc by the cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited or one of its subsidiaries [within the meaning of Section 736(1) of the United Kingdom Companies Act 1985] on 30 JUN 2007

		Management	For	For
S25.5

Approve to reduce the share capital of BHP Billiton Plc by the cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited or one of its subsidiaries [within the meaning of Section 736(1) of the United Kingdom Companies Act 1985] on 30 SEP 2007

		Management	For	For
S25.6

Approve to reduce the share capital of BHP Billiton Plc by the cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited or one of its subsidiaries [within the meaning of Section 736(1) of the United Kingdom Companies Act 1985] on 15 NOV 2007

		Management	For	For
26	Approve the remuneration report for the 30 JUN 2006	Management	For	For
27

Approve, for all the purposes, including for the purpose of ASX Listing Rule 10.14, the grant of Deferred Shares and the Options under the BHP Billiton Limited Group Incentive Scheme GIS and the grant of Performance Shares under the BHP Billiton Limited Long Term Incentive Plan [LTIP] to the Executive Director and the Chief Executive Officer, Mr. Charles W. Goodyear, in the manner as specified

		Management	For	For
28

Approve, for all purposes, including for the purpose of ASX Listing Rule 10.14, the grant of Deferred Shares and Options under the BHP Billiton Plc Group Incentive Scheme and the grant of Performance Shares under the BHP Billiton PLC Long Term Incentive Plan to the Executive Director and the Group President Non-Ferrous Materials, Mr. Marius J. Kloppers, in the manner as specified

		Management	For	For

29

Approve, for all purposes, including for the purpose of ASX Listing Rule 10.14, the grant of Deferred Shares and Options under the BHP Billiton Limited Group Incentive Scheme and the grant of Performance Shares under the BHP Billiton Limited Long Term Incentive Plan to the Executive Director and the Group President Carbon Steel Materials, Mr. Chris J. Lynch, in the manner as specified

						Management	For	For
				30	Approve the establishment, operation and administration of a BHP Billiton Limited Global Employee Share Plan, as specified and BHP Billiton Plc Global Employee Share Plan, as specified	Management	For	For
31

Approve: to change the maximum aggregate remuneration which may be paid by BHP Billiton Plc to all the Non-Executive Directors in any year together with the remuneration paid to those Non-Executive Directors by BHP Billiton Limited from AUD 3,000,000 to USD 3,000,000; and that this increase, for all purposes, including for the purposes of Article 76 of the Articles of Association of BHP Billiton Plc and ASX Listing Rule 10.17

						Management	For	For
32

Approve: to change the maximum aggregate remuneration which may be paid by BHP Billiton Limited to all the Non-Executive Directors in any year together with the remuneration paid to those Non-Executive Directors by BHP Billiton Plc from AUD 3,000,000 to USD 3,000,000; and that this increase, for all purposes, including for the purposes of Rule 76 of the Constitution of BHP Billiton Limited and ASX Listing Rule 10.17

						Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
METOREX LTD	MTX SJ	ZAE000022745	16-Nov-06	1.O.1	Approve the financial statements and statutory reports for YE 30 JUN 2006	Management	For	For
				2.o.1	Re-elect Mr. E.W. Legg as a Director, who retires by rotation	Management	For	For
				2.o.2	Re-elect Mr. R.G. Still as a Director, who retires by rotation	Management	For	For

2.O.3	Re-elect Mr. A. Barrenechea as a Director, who retires by rotation	Management	For	For
3.O.3	Approve the remuneration of the Directors	Management	For	For
4.O.4	Re-appoint the Auditors	Management	For	For
5.O.1

Authorize the Directors, subject to the provisions of the Companies Act, 1973 Act 61 of 1973 , as amended, to allot and issue, at their discretion, the unissued share capital of the Company for such purposes as they may determine, until the Company’s next AGM

		Management	For	For
5.O.2

Authorize the Directors, subject to the passing of Resolution 5.O.1, in terms of the Listing Requirements of the JSE Limited JSE to issue securities to public shareholders and not to related parties ordinary shares for cash, not exceeding in aggregate in any 1 FY, 15% of the Company’s issued ordinary share capital of that class at the maximum permitted discount of 10% of the weighted average traded price of those securities over the 30 previous business days of the press announcement or, where no announcement is required and none has been made, the date of issue of such shares; Authority expires the earlier of the next AGM or 15 months from the date of passing this resolution ; a press announcement giving full details, including the impact on net asset value and earnings per share, will be published at the time of any issue representing, on a cumulative basis within one FY, 5% or more of the number of shares in issue prior to the issue/s

		Management	For	For

6.S.1

Authorize the Company or one of its wholly owned subsidiaries to acquire the Company’s own securities, upon such terms and conditions and in such amounts as determined by the Directors from time-to-time, but subject to the provisions of the Companies Act 1973 Act 61 of 1973 , as amended Act , the Company’s Articles of Association and the Listing Requirements of the JSE Limited, not exceeding in aggregate 20% of the Company’s issued ordinary share capital in any 1 FY or 10% of the Company’s issued share capital in the case of an acquisition of shares in the Company by a subsidiary of the Company, at a price of greater than 10% above the weighted average market price of such shares over the previous 5 business days; Authority expires the earlier of the next AGM or 15 months of passing this Special Resolution ; a paid press announcement will be published when the Company has acquired, on a cumulative basis, 3% of the initial number of the relevant class of securities and for each 3% in aggregate of the initial number of that class acquired thereafter containing full details of such repurchases

						Management	For	For
6.S.2

Approve to increase the Company ‘s ordinary share capital from ZAR 35,000,000 divided into 350,000,000 ordinary shares of 10 cents each to ZAR 45,000,000 divided into 450,000,000 ordinary shares of 10 cents each, by the creation of 100,000,000 new ordinary shares of 10 cents each, ranking pari passu in all respects with the existing authorized ordinary share capital of the Company

						Management	For	For
					Transact such other business	Non-Voting
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SASOL LTD	SOL SJ	ZAE000006896	23-Nov-06	1	Receive and approve the annual financial statements of the Company and of the Group for the YE 30 JUN 2006, together with the reports of the Directors and the Auditors	Management	For	For

2.1	Re-elect Mr. E. Le R. Bradley as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company’s Articles of Association	Management	For	For
2.2	Re-elect Mr. B. P. Connellan as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company’s Articles of Association	Management	For	For
2.3	Re-elect Mr. P. V. Cox as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company’s Articles of Association	Management	For	For
2.4	Re-elect Mr. L. P. A. Davies as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company’s Articles of Association	Management	For	For
2.5	Re-elect Mr. M. S. V. Gantsho as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company’s Articles of Association	Management	For	For
2.6	Re-elect Mr. J. E. Schrempp as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company’s Articles of Association	Management	For	For
3.1	Re-elect Mr. H. G. Dijkgraaf as a Director, who retires in terms of Article 75(h) of the Company’s Articles of Association	Management	For	For
3.2	Re-elect Mr. A. M. Mokaba as a Director, who retires in terms of Article 75(h) of the Company’s Articles of Association	Management	For	For
3.3	Re-elect Mr. T. S. Munday as a Director, who retires in terms of Article 75(h) of the Company’s Articles of Association	Management	For	For
3.4	Re-elect Mr. T. H. Nyasulu as a Director, who retires in terms of Article 75(h) of the Company’s Articles of Association	Management	For	For
3.5	Re-elect Mr. K. C. Ramon as a Director, who retires in terms of Article 75(h) of the Company’s Articles of Association	Management	For	For
4	Re-appoint KPMG, Inc as the Auditors	Management	For	For

5.S.1

Authorize the Directors of the Company to approve the purchase by the Company, or by any of its subsidiaries of the Company’s share, limited to a maximum of 10% of the Company’s issued share capital of the shares in the applicable class at the time; Authority expires at the next AGM of the Company

						Management	For	For
				6.O.1	Approve the revised annual fees payable by the Company or subsidiaries of the Company to the Non-Executive Directors of the Company with effect from 01 JUL 2006	Management	For	For
				7	Transact any other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF THE RECORD DATE AND A NON-VOTABLE RESOLUTION. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BARRATT DEVELOPMENTS PLC	BDEV LN	GB0000811801	28-Nov-06	1	Receive and adopt the reports of the Auditors and the Directors and the accounts for the YE 30 JUN 2006	Management	For	For
				2	Declare a final dividend	Management	For	For
				3	Re-elect Mr. S.J. Boyes as a Director, who retires by rotation	Management	For	For
				4	Re-elect Mr. C. Fenton as a Director, who retires by rotation	Management	For	For
				5	Re-elect Mr. G.K. Hester as a Director, who retires by rotation	Management	For	For
				6	Re-elect Mr. M.A. Pain as a Director	Management	For	For
				7	Re-elect Mr. R. MacEachrane as a Director	Management	For	For
				8	Re-elect Mr. M.S Clare as a Director	Management	For	For

9

Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company to hold office until the conclusion of the next general meeting at which accounts are laid before the Company and authorize the Directors to fix their remuneration

		Management	For	For
10	Approve the Directors’ remuneration report for YE 30 JUN 2006	Management	For	For
11

Authorize the Board to allot relevant securities [Section 80 of the Companies Act 1985] up to an aggregate nominal amount of GBP 5,684,804 23.88% of the nominal value of the existing issued share capital as at 27 SEP 2006 ; [Authority expires at the date of the next AGM]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

		Management	For	For
S.12

Authorize the Board, subject to the passing of Resolution 11 and pursuant to Section 95 of the Companies Act 1985, to allot equity securities [Section 94] for cash pursuant to the authority conferred by Resolution 11, disapplying the statutory pre-emption rights [Section 89(1)], provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue in favor of ordinary shareholders; and b) up to an aggregate nominal amount of GBP 1,215,760 [5% of the issued share capital]; [Authority expires at the date of the next AGM]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

		Management	For	For

S.13

Authorize the Company to make one or more market purchases [Section 163(3) of the Companies Act 1985] of up to 24,315,195 ordinary shares of 10p each, at a minimum price of 10p [exclusive of expenses], and up to 105% of the average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days and the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange Official List at the time the purchase is carried out; [Authority expires the earlier of the conclusion of the Company’s next AGM or 27 MAY 2008]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

						Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BHP BILLITON LTD	BLT LN	AU000000BHP4	29-Nov-06	1	Receive the financial statements for BHP Billiton Plc for the YE 30 JUN 2006, together with the Directors’ report, the Auditors’ report as set out in the annual report	Management	For	For
				2	Receive the financial statements for BHP Billiton Limited for the YE 30 JUN 2006, together with the Directors’ report, the Auditors’ report as set out in the annual report	Management	For	For
				3	Elect Mr. Paul M. Anderson as Director of BHP Billiton PLC	Management	For	For
				4	Elect Mr. Paul M. Anderson as Director of BHP Billiton Ltd	Management	For	For
				5	Elect Mr. Marius J. Kloppers as a Director of BHP Billiton PLC	Management	For	For
				6	Elect Mr. Marius J. Kloppers as a Director of BHP Billiton Ltd	Management	For	For
				7	Elect Mr. Chris J. Lynch as a Director of BHP Billiton PLC	Management	For	For
				8	Elect Mr. Chris J. Lynch as a Director of BHP Billiton Ltd	Management	For	For
				9	Elect Mr. Jacques Nasser as a Director of the BHP Billiton PLC	Management	For	For

10	Elect Mr. Jacques Nasser as a Director of the BHP Billiton Ltd	Management	For	For
11	Elect Mr. David A. Crawford as a Director of the BHP Billiton PLC	Management	For	For
12	Elect Mr. David A. Crawford as a Director of the BHP Billiton Ltd	Management	For	For
13	Re-elect Mr. Don R. Argus as a Director of BHP Billiton Plc, who retires by rotation	Management	For	For
14	Re-elect Mr. Don R. Argus as a Director of BHP Billiton Limited, who retires by rotation	Management	For	For
15	Re-elect Dr. David C. Brink as a Director of BHP Billiton Plc, who retires by rotation	Management	For	For
16	Re-elect Dr. David C. Brink as a Director of BHP Billiton Limited, who retires by rotation	Management	For	For
17	Re-elect Dr. John G.S. Buchanan as a Director of BHP Billiton Plc, who retires by rotation	Management	For	For
18	Re-elect Dr. John G.S. Buchanan as a Director of BHP Billiton Limited, who retires by rotation	Management	For	For
19	Re-elect Dr. John M. Schubert as a Director of BHP Billiton Plc, who retires by rotation	Management	For	For
20	Re-elect Dr. John M. Schubert as a Director of BHP Billiton Limited, who retires by rotation	Management	For	For
21	Re-appoint KPMG Audit PLC as the Auditor of BHP Billiton PLC and authorize the Directors to agree its remuneration	Management	For	For

22

Approve that the authority and power to allot relevant securities conferred on the Directors by Article 9 of BHP Billiton Plc’s Articles of Association be renewed for the period ending on the later of the AGM of BHP Billiton Plc and the AGM of BHP Billiton Limited in 2007 and for such period the Section 80 amount [under the United Kingdom Companies Act 1985] shall be USD 276,686,499.00

	Management	For	For
S.23

Approve that the authority and power to allot equity securities for cash conferred on the Directors by Article 9 of BHP Billiton Plc’s Articles of Association be renewed for the period ending on the later of the AGM of BHP Billiton Plc and the AGM of BHP Billiton Limited in 2007 and for such period the Section 80 amount [under the United Kingdom Companies Act 1985] shall be USD 61,703,675.00

	Management	For	For
S.24

Authorize BHP Billiton Plc, in accordance with Article 6 of its Articles of Association and Section 166 of the United Kingdom Companies Act 1985, to make market purchases [Section 163 of that Act] of ordinary shares of USD 0.50 nominal value each in the capital of BHP Billiton Plc [shares] provided that: a) the maximum aggregate number of shares hereby authorized to be purchased be 246,814,700, being 10% of BHP Billiton Plc’s issued capital; b) the minimum price that may be paid for each share is USD 0.50, being the nominal value of such a share; c) the maximum price that may be paid for any share is not more than 5% above the average of the middle market quotations for a share taken from the London Stock Exchange Daily Official List for the 5 business days immediately preceding the date of purchase of the shares; [Authority expires on the earlier of 25 APR 2008 and the later of the AGM of BHP Billiton Plc and the AGM of BHP Billiton Limited in 2007]; BHP Billiton Plc may enter into a contract for the purchase of shares before the expiry of this authority which would or might be completed wholly or partly after such expiry

	Management	For	For

S25.1

Approve to reduce the share capital of BHP Billiton Plc by the cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited or one of its subsidiaries [within the meaning of Section 736(1) of the United Kingdom Companies Act 1985] on 31 DEC 2006

		Management	For	For
S25.2

Approve to reduce the share capital of BHP Billiton Plc by the cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited or one of its subsidiaries [within the meaning of Section 736(1) of the United Kingdom Companies Act 1985] on 31 MAR 2007

		Management	For	For
S25.3

Approve to reduce the share capital of BHP Billiton Plc by the cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited or one of its subsidiaries [within the meaning of Section 736(1) of the United Kingdom Companies Act 1985] on 15 MAY 2007

		Management	For	For
S25.4

Approve to reduce the share capital of BHP Billiton Plc by the cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited or one of its subsidiaries [within the meaning of Section 736(1) of the United Kingdom Companies Act 1985] on 30 JUN 2007

		Management	For	For
S25.5

Approve to reduce the share capital of BHP Billiton Plc by the cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited or one of its subsidiaries [within the meaning of Section 736(1) of the United Kingdom Companies Act 1985] on 30 SEP 2007

		Management	For	For
S25.6

Approve to reduce the share capital of BHP Billiton Plc by the cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited or one of its subsidiaries [within the meaning of Section 736(1) of the United Kingdom Companies Act 1985] on 15 NOV 2007

		Management	For	For
26	Approve remuneration report for the YE 30 JUN 2006	Management	For	For

27

Approve, for all the purposes, including for the purpose of ASX Listing Rule 10.14, the grant of Deferred Shares and the Options under the BHP Billiton Limited Group Incentive Scheme [GIS] and the grant of Performance Shares under the BHP Billiton Limited Long Term Incentive Plan [LTIP] to the Executive Director and the Chief Executive Officer, Mr. Charles W. Goodyear, in the manner as specified

		Management	For	For
28

Approve, for all purposes, including for the purpose of ASX Listing Rule 10.14, the grant of Deferred Shares and Options under the BHP Billiton Plc Group Incentive Scheme and the grant of Performance Shares under the BHP Billiton PLC Long Term Incentive Plan to the Executive Director and the Group President Non-Ferrous Materials, Mr. Marius J. Kloppers, in the manner as specified

		Management	For	For
29

Approve, for all purposes, including for the purpose of ASX Listing Rule 10.14, the grant of Deferred Shares and Options under the BHP Billiton Limited Group Incentive Scheme and the grant of Performance Shares under the BHP Billiton Limited Long Term Incentive Plan to the Executive Director and the Group President Carbon Steel Materials, Mr. Chris J. Lynch, in the manner as specified

		Management	For	For
30	Approve the establishment, operation and administration of a BHP Billiton Limited Global Employee Share Plan, as specified and BHP Billiton Plc Global Employee Share Plan, as specified	Management	For	For
31

Approve: to change the maximum aggregate remuneration which may be paid by BHP Billiton Plc to all the Non-Executive Directors in any year together with the remuneration paid to those Non-Executive Directors by BHP Billiton Limited from AUD 3,000,000 to USD 3,000,000; and that this increase, for all purposes, including for the purposes of Article 76 of the Articles of Association of BHP Billiton Plc and ASX Listing Rule 10.17

		Management	For	For

32

Approve: to change the maximum aggregate remuneration which may be paid by BHP Billiton Limited to all the Non-Executive Directors in any year together with the remuneration paid to those Non-Executive Directors by BHP Billiton Plc from AUD 3,000,000 to USD 3,000,000; and that this increase, for all purposes, including for the purposes of Rule 76 of the Constitution of BHP Billiton Limited and ASX Listing Rule 10.17

						Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
IMPALA PLATINUM HOLDINGS LTD	IMP SJ	ZAE000003554	29-Nov-06	1.S.1	Approve the transactions contemplated in the Framework Agreement	Management	For	For
				2.O.1	Approve the allotment and issue of 75,115,200 Implats ordinary shares for a subscription price of ZAR 10,585 million rand in terms of the Subscription Agreement	Management	For	For
				3.S.2	Approve to re-purchase 2,459,968 Implats ordinary shares from the Royal Bafokeng Group, no earlier than 30 JUN 2008, for a consideration of 2.5 cents per share	Management	For	For
				4.S.3	Approve the conversion of the Implats A ordinary shares into Implats ordinary shares	Management	For	For
				5.S.4	Amend Article 32 [A Ordinary Shares] from the Articles of Association of Implats	Management	For	For
				6.O.2	Authorize any Board Member to give effect to the above resolutions	Management	For	For

S.1

Ratify and approve, subject to the passing of Resolution O.1 and the passing and registration of S.2, the transactions contemplated in the agreement between Implats, Impala Platinum Limited [Impala Platinum], the Royal Bafokeng Nation, Royal Bafokeng Nation Development Trust, Royal Bafokeng Holdings [Pty] Limited, RBH Resources Holdings [Pty] Limited, Royal Bafokeng Tholo Investment Holding Company [Pty] Limited [RBTIH], Royal Bafokeng Impala Investment Holding Company [Pty] Limited [RBIIH] and Royal Bafokeng Resources Holdings [Pty] Limited entered into on 28 SEP 2006 [Framework Agreement], which are intended to discharge Impala Platinum’s obligation to periodically pay the Royalties [as specified in the Framework Agreement] and to deliver an ultimate fully diluted shareholding of 12.1% in Implats by the RBN Group [as specified in the Framework Agreement]

	Management	For	For
O.1

Approve, subject to the passing and registration of Resolutions S.1 and S.2, to place 75,115,200 ordinary shares of 2.5 cents each in the authorized but unissued share capital of the Company under the control of the Directors with specific authority for them to allot and issue such shares to RBTIH and RBIIH for a subscription price of ZAR 10,585,000,000, in compliance with the Company’s obligations to issue such ordinary shares to RBTIH and RBIIH in terms of the Subscription Agreement [as specified in the Framework Agreement] as follows: RBIIH: 56,556,208 ordinary shares of 2.5 cents each; and RBTIH: 18,558,992 ordinary shares of 2.5 cents each

	Management	For	For
S.2

Approve, subject to the passing of Resolution O.1 and the passing and registration of Resolution S.1, the acquisition by the Company or its nominee of 2,459,968 of its own ordinary shares of 2.5 cents each from RBTIH and RBIIH as follows: RBIIH: 1,852,176 ordinary shares of 2.5 cents each; and RBTIH: 607,792 ordinary shares of 2.5 cents each, on or about the date on which Implats exercises the Call Option [as specified in the Framework Agreement]

	Management	For	For

S.3

Approve, subject to the passing and registration of Resolution S.4, to convert the 44,008,000 ‘A’ ordinary shares with a par value of 2.5 cents each in the authorized but unissued share capital of the Company into 44,008,000 ordinary shares with a par value of 2.5 cents each, and amend the Memorandum of Association of the Company

						Management	For	For
				S.4	Amend, subject to the passing and registration of Resolution S.3, Article 32 of the Articles of Association of the Company, as specified	Management	For	For
				O.2	Authorize any Member of the Board of Directors to take all such steps and to sign all such documents as may be necessary to give effect to the Resolutions O.1 and S.1, S.2, S.3 and S.4	Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BELLWAY PLC	BWY LN	GB0000904986	12-Jan-07	1	Receive and adopt the accounts for the FYE 31 JUL 2006 and the Directors’ report and the Auditors’ report on those accounts and the auditable part of the report of the Board on Directors’ remuneration	Management	For	For
				2	Declare a final dividend for the YE 31 JUL 2006	Management	For	For
				3	Re-elect Mr. J.K. Watson as a Director of the Company	Management	For	For
				4	Re-elect Mr. L.P. Finn as a Director of the Company	Management	For	For
				5	Re-elect Mr. P.M. Johnson as a Director of the Company	Management	For	For
				6	Re-appoint KPMG Audit Plc as the Auditors of the Company to hold the office until the conclusion of the next general meeting at which accounts are laid before the Company	Management	For	For
				7	Authorize the Directors to agree the remuneration of the Auditors of the Company	Management	For	For

8	Approve the report of the Board of Directors’ remuneration as specified for the YE 31 JUL 2006	Management	For	For
S.9

Approve and adopt the Bellway P.L.C. [2007] Employee Share Option Scheme, as specified [subject to such modifications, if any, as the Directors consider necessary or appropriate to comply with the requirements of the Listing Rules of the London Stock Exchange] and authorize the Directors to do all acts and things necessary or expedient to carry the said Scheme into effect

		Management	For	For

S.10

Authorize the Directors, relating to the securities that are not treasury shares within the meaning of Section 162A(3) of the Companies Act 1985 [the Act], pursuant to the general authority conferred on them by an ordinary resolution passed at the AGM of the Company held on 10 JAN 2003 and pursuant to Section 95 of the Act, to allot equity securities [Section 94 of the Act] for cash pursuant to the authority conferred or where the equity securities are held by the Company as qualifying shares [Section 162A to 162G of the Act apply], disapplying the statutory pre-emption rights [Section 89(1) of the Act], provided that this power is limited to the allotment of equity securities: i) in connection with an offer of equity securities, open for acceptance for a fixed period to ordinary shareholders of the Company; ii) otherwise than pursuant to sub-paragraph (i) above or pursuant to the Bellway Plc [1995] Employee Share Option Scheme, the Bellway Plc [1996] Employee Share Option Scheme, the Bellway Plc Savings Related Share Option Scheme, the Bellway Plc [2003] Savings Related Share Option Scheme, the Bellway Plc [2004] Performance Share Plan and the Bellway Plc [2005] Employee Share Option Scheme and the Bellway Plc [2007] Employee Share Option Scheme, up to an aggregate nominal amount of GBP 712,426; [Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

	Management	For	For
S.11

Authorize the Company, in accordance with Section 166 of the Act, to purchase shares and preference shares in the capital of the Company by way of one of more market purchases [Section 163(3) of the Act] on London Stock Exchange upon, of up to 11,398,831ordinary shares [10% of the issued share capital] of 12.5p and upto 20,000,000 9.5% cumulative redeemable preference shares 2014 of GBP 1 each, being the total amount of preference shares in issue, at a minimum price of 12.5p and not more than 105% above the average of middle market quotations derived from the London Stock Exchange Daily Official List, for the 5 business days preceding the date on which the ordinary shares are contracted; and the maximum price at which preference shares may be purchased shall be an amount calculated in accordance with the provision contained in the Articles of Association of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months]; and the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

	Management	For	For

Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
GREENCORE GROUP PLC	GNC ID	IE0003864109	15-Feb-07	1	Receive and approve the financial statements for the YE 29 SEP 2006 together with the reports of the Directors and the Auditors thereon	Management	For	For
				2	Declare a final dividend of 7.58 cent per share on the ordinary shares for the YE 29 SEP 2006	Management	For	For
				3.a	Re-appoint Mr. Gerald M.N. Corbett as a Director, who retires in accordance with the Articles of Association	Management	For	For
				3.b	Re-appoint Mr. Anthony M. Hynes as a Director, who retires in accordance with the Articles of Association	Management	For	For
				3.c	Re-appoint Mr. David M. Simons as a Director, who retires in accordance with the Articles of Association	Management	For	For
				3.d	Re-appoint Mr. Edmond F. Sullivan as a Director, who retires in accordance with the Articles of Association	Management	For	For
				4	Authorize the Directors to fix the remuneration of the Auditors for the YE 28 SEP 2007	Management	For	For

S.5

Authorize the Directors, pursuant to Section 23 and 24(1) of the Companies [Amendment] Act, 1983, to allot equity securities [Section 23 of the Companies [Amendment] Act, 1983] for cash pursuant to the authority conferred by ordinary resolution to issue the unissued capital of the Company passed on 10 FEB 2005 as if Section 23(1) did not apply such allotment provided that this power shall be limited to the allotment of equity securities: a) in connection with any rights issue in favor of ordinary shareholders where the equity securities respectively attributable to the interests of all ordinary shareholders are proportionate [as nearly as may be] to the respective number of ordinary shares held by them [but subject to such exclusion or other arrangements as the Directors may deem necessary or expedient to deal with the Laws of any territory or the requirements of any regulatory body or any stock exchanges in any territory or the requirements of any regulatory body or any Stock Exchange in any territory or in connection with fractional entitlements or otherwise]; and b) [ otherwise than pursuant to sub-paragraph (a) above] up to an aggregate nominal value to 5% of the aggregate nominal value of the issued ordinary share capital of the Company as at 15 JAN 2007; [Authority expires the earlier of the day following the AGM of the Company or 15 AUG 2008]; and the Company may before such expiry make an offer or agreement which would or might require equity securities to be allotted after such expiry and the Directors may allot equity securities in pursuance of such offer or agreement as if the power conferred hereby had not expired

	Management	For	For

S.6

Authorize the Company and/or any of its subsidiaries to make market purchase [Section 212 of the Companies Act, 1990] of shares of any class [except the special share] of the Company [the Shares] on such terms and conditions and in such manner as the Directors may from time to time determine but subject to the provisions of the Companies Act, 1990 and to the following restrictions and provisions: a) the maximum number of shares authorized to be acquired pursuant to the terms of this resolutions shall be such number of shares whose aggregate nominal value shall equal 10% of the aggregate nominal value of the issued share capital of the Company as at the close of business on the date of the passing of this resolution; b) the minimum price which may be paid for any share shall be the nominal value of the share; c) the maximum price which may be paid for the any share [a Relevant Share] shall be an amount equal to 105% of the average of the 5 amounts resulting from determining whichever of the following in relation to the shares of the same class as the Relevant Share shall be appropriate for each of the 5 business days immediately preceding the day on which the Relevant Share is purchased, as determined from the information published in the Irish Stock Exchange Daily Official List reporting the business done on each of these 5 business days: i) if there shall be more than one dealing reported for the day, the average of the prices at which such dealings took place; or ii) if there shall be only one dealing reported for the day, the price at which such dealing took place; or iii) if there shall not be any dealing reported for the day, the average of the closing bid and offer prices for the day; and if there shall be only a bid [but not an offer] or an offer [but not a bid] price reported, or if there shall not be any bid or offer price reported for ay particular day then that day shall not count as one of the said 5 business days for the purposes of determining the maximum price, if the means of providing the foregoing information as to dealings and prices by references to which the maximum price is to be determined is altered or is replaced by some other means, then have maximum price shall be determined on the basis of the equilant information published by the relevant authority in relation to dealings on the Irish Stock Exchange or its equivalent; d) if the London Stock Exchange plc is prescribed as a recognized Stock Exchange for the purpose of Section 212 of the Companies, 1990 then, with effect from the close of business on the day on which the London Stock Exchange plc is so prescribed, the authority conferred by this resolution shall include authority to make market purchase of shares on the London Stock Exchange plc provided that: i) any such purchase shall be subjected to any requirement of the Laws of the United Kingdom of Great Britain and Northern Ireland as shall applied there to; and ii) the maximum price which may be paid for any shares so purchased shall be determined in accordance with Paragraph (C) of this resolution but deleting from that Paragraph the reference to the Irish Stock Exchange Daily Official List and inserting instead reference to the Daily Official List of the London Stock Exchange plc and deleting from Paragraph subparagraph (iii) thereof and the words appearing after sub-Paragraph (iii) and forming the rest of the first sentence of Paragraph (C) and inserting if there shall not be dealing reported for the day, the average of the prices quoted under the heading “ Quotation” in respect of that share for the day and if there shall not be any Quotation reported for any particular day then that day shall not count as one of the said five business days for the purposes of determining the maximum price and deleting from the last line thereof the reference to the Irish Stock Exchange and inserting instead reference to the London Stock Exchange plc; [Authority expires the earlier at the conclusion of the next AGM of the Company or 15 AUG 2008 ]; and the Company or any such subsidiary may before such expiry enter into a contract for the purpose of shares which would or might be executed wholly or partly after such expiry and may complete any such contract as if the authority conferred hereby had not expired

						Management	For	For
7

Authorize the Directors, pursuant to Article 120(b) of the Articles of Association of the Company, to exercise the powers contained in the said Article so that the Directors may offer to holders of the ordinary shares in the capital of the Company the right to elect to receive an allotment of additional ordinary shares, credited as fully paid, instead of cash in respect of all or part of any dividend or dividends falling to be declared or paid at this AGM or at any time prior to the next following AGM of the Company

						Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SAMSUNG SDI CO LTD	006400 KS	KR7006400006	28-Feb-07	1	Approve the balance sheet, income statement and proposed disposition of the retained earning	Management	For	For
				2	Approve the remuneration limit for the Directors	Management	For	For

PLEASE NOTE THAT SPLIT VOTING UNDER ONE ID IS ALLOWED ONLY IN CASE THAT YOU NOTIFY THE COMPANY THROUGH IN WRITING OF THE SHAREHOLDERS’ INTENTION TO DO SO AND THE REASONS 3 DAYS BEFORE THE MEETING DATE, AND THE COMPANY ACCEPT IT. FOR YOUR INFORMATION, THE KSD’S FINAL DEADLILNE IS ONE WORKING DAY AFTER OUR DEADLINE. THANK YOU.

Non-Voting
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SAMSUNG ELECTRONICS CO LTD	005930 KS	KR7005930003	28-Feb-07	1	Approve the Balance Sheet, Profit and Loss Statement and Statement of Appropriation of Retained Earnings for the 38th Fiscal Year (January 1, 2006 - December 31, 2006).	Management	For	For
				2.1	Elect Mr. Goran S. Malm and Mr. Kap-Hyun Lee as Independent Directors.	Management	For	For
				2.2	Elect Mr. Hak-Soo Lee as an Executive Director.	Management	For	For
				2.3	Elect Mr. Kap-Hyun Lee as a member of the Audit Committee.	Management	For	For
				3	Approve the limit of remuneration for Directors.	Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
PORTUGAL TELECOM SGPS SA, LISBOA	PTC PL	PTPTC0AM0009	2-Mar-07

PLEASE SEE ARTICLE 13 OF THE ARTICLES OF ASSOCIATION OF PORTUGAL TELECOM, SGPS S.A. CONCERNING THE ATTENDANCE AND THE EXERCISE OF VOTING RIGHTS AT THIS GENERAL MEETING OF SHAREHOLDERS. ARTICLE 13 CAN BE FOUND AT THE FOLLOWING URL: http://ww3.ics.adp.com/streetlink_data/dirGPICS/saC605.pdf

Non-Voting

PLEASE NOTE THAT THE ARTICLES OF ASSOCIATION ESTABLISH A LIMITATION ON THE VOTES THAT MAY BE CAST BY EACH SHAREHOLDER, AS NUMBER 7 OF ARTICLE 13 OF THE ARTICLES OF ASSOCIATION PROVIDES THAT VOTES EXCEEDING 10% OF THE COMPANY’S VOTES CORRESPONDING TO ITS SHARE CAPITAL SHALL NOT BE COUNTED. BY SUBMITTING YOUR VOTE, YOU ARE CONFIRMING THAT YOU ARE NOT VOTING 10% OR MORE OF THE COMPANY’S VOTES CORRESPONDING TO ITS SHARE CAPITAL. PLEASE CONTACT YOUR ADP CLIENT SERVICE REPRESENTATIVE SHOULD YOU HAVE ANY QUESTIONS.

Non-Voting
1	Elect the Vice-Chairman and Secretary of the general meeting of shareholders following the termination of the office of the former holders of these positions.	Management	For	For
2	Appoint a Director to complete the 2006/2008 mandate.	Management	For	For
3

Approve to resolve the removal of Subparagraph a) Number 1 of Article 12 and Numbers 7, 8, 9, 11, 12 and 15 of Article 13 of the Articles of Association as well as on the amendments to Subparagraphs b) and d) Number 1 of Article 12 and Numbers 2 and 3 and Subparagraph b) Number 14 of Article 13 of the Articles of Association; this resolution assumes that the terms, conditions and consideration of the tender offer for all of the shares of the Company’s share capital, announced on 12 JAN 2007 by Sonaecom, SGPS, S.A. and Sonaecom, B.V., are final, and the resolution is subject to the success of the offer.

		Management	For	For

4

Approve to resolve on the authorization, under the terms of Number 1 of Article 9 of the Articles of Association, for Sonaecom, SGPS, S.A. and/or Sonaecom, B.V. to hold ordinary shares representing more than 10% of the Company’s share capital; this authorization is subject to the offer’s success and assumes that the terms, conditions and consideration of the tender offer for all of the shares of the Company’s share capital, announce on 12 JAN 2007 by Sonaecom, SGPS, S.A. and Sonaecom, B.V., are final.

						Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SAPPI LTD	SAP SJ	ZAE000006284	5-Mar-07		Receive the financial statements for the YE SEP 2006	Non-Voting
				1.A	Approve to confirm the appointment of Sir. Anthony Nigel Russell Rudd as a Director	Management	For	For
				1.B	Approve to conform the appointment of Mr. Mark Richard Thompson as a Director	Management	For	For
				2.A	Re-elect Mr. David Charles Brink as a Director, who retires in terms of Sappi’s Articles of Association	Management	For	For
				2.B	Re-elect Prof. Meyer Feldberg as a Director, who retires in terms of Sappi’s Articles of Association	Management	For	For
				2.C	Re-elect Mr. James Edward Healey as a Director, who retires in terms of Sappi’s Articles of Association	Management	For	For
				2.D	Re-elect Mr. Helmut Claus-Jurgen Mamsch as a Director, who retires in terms of Sappi’s Articles of Association	Management	For	For

3AS.1

Authorize Sappi Limited [Sappi] and/ or any Sappi subsidiary [subsidiary], in terms Sappi’s Articles of Association to acquire Sappi shares in terms of Sections 85 and 89 of the Companies Act 61 of 1973 and in terms of the Listings Requirements of the JSE Limited [JSE and JSE Listings Requirements], in terms of the JSE Listings Requirements: any such acquisition of Sappi shares shall be effected; either through the order book operated by the JSE trading system or on the open market of any other stock exchange on which Sappi shares are listed; and without any prior understanding or arrangement between Sappi or a subsidiary and the counterparty; at any point in time Sappi or a subsidiary may only appoint one agent to effect any repurchase; Sappi or a subsidiary may only undertake a repurchase if. after such repurchase, Sappi complies with Sections 3.37 to 3.41 of the JSE Listings Requirements concerning shareholder spread; Sappi or a subsidiary may not repurchase Sappi shares during a prohibited period as defined in Section 3.67 of the JSE Listings Requirements; an announcement will be published as soon as Sappi and/or a subsidiary has/have in the aggregate cumulatively acquired Sappi shares constituting 3% of the number of Sappi shares in issue on the date of registration of this special resolution and for each subsequent 3% purchased thereafter, containing full details of such acquisition; acquisitions in the aggregate in any one FY by Sappi and its subsidiaries may not exceed 20% of the number of Sappi shares in issue at the commencement of such FY [provided that Sappi and its subsidiaries will not acquire more than 10% of Sappi’s issued shares in any one year]; and the maximum premium at which Sappi shares may be purchased is 10% of the weighted average of the market value of Sappi shares for the 5 business days immediately preceding the date of the relevant transactions; [Authority expires at the next AGM or 15 months]

	Management	For	For

3BO.1

Approve, subject to the provisions of Sections 221 and 222 of the Companies Act 61 of 1973 and of the Listings Requirements of the JSE Limited [JSE Listings Requirements], a total of 24,000,000 Sappi Limited [Sappi] shares [being approximately 10% of the 239,071,892 issued shares] comprising unissued shares and/or treasury shares owned by a subsidiary of Sappi from time to time [subject to a resolution to that effect by the Directors of the subsidiary], be placed under the control of the Directors and authorize the Directors, to issue and allot or otherwise dispose of such shares to such person/s on such terms and conditions and such times as the Directors may from time to time in their discretion deem fit

						Management	For	For
3CO.2

Approve, that until and otherwise determined by the Sappi Limited [Sappi] in general meeting with effect from 01 OCT 2006, the remuneration of the Non-Executive Directors for their services shall be adjusted as specified

						Management	For	For
3DO.3

Authorize any Directors of Sappi Limited to sign all such documents and do all such things as may be necessary for or incidental to the implementation of the resolutions passed at the AGM held on 05 MAR 2007 or any adjournment thereof

						Management	For	For
					Transact any other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF FUTURE RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SK TELECOM CO LTD	017670 KS	KR7017670001	9-Mar-07	1	Approve the appropriation of income and YE dividend of KRW 7000 per share	Management	For	For

				2	Approve the remuneration of the Executive Directors and the Independent Non-Executive Directors	Management	For	For
				3.1.a	Elect Mr. Jung Nam, Cho as a Director	Management	For	For
				3.1.b	Elect Mr. Sung Min, Ha as a Director	Management	For	For
				3.2	Elect Mr. Dal Seop, Shim as an External Director who will be the Member of the Audit Commitee	Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO	BBVA SM	ES0113211835	15-Mar-07	1	Approve the individual and the consolidated financial statements for FYE 31 DEC 2006, allocation of income and distribution of dividend and grant discharge to the Directors	Management	For	For
				2.1	Approve to nominate Mr. Rafael Bermejo Blanco to the Board of Directors	Management	For	For
				2.2	Ratify Mr. Richard C. Breeden as the Board Member	Management	For	For
				2.3	Ratify Mr. Ramon Bustamante Yde La Mora as the Board Member	Management	For	For
				2.4	Ratify Mr. Jose Antonio Fernandez Rivero as the Board Member	Management	For	For
				2.5	Ratify Mr. Ignacio Ferrero Jordi as the Board Member	Management	For	For
				2.6	Ratify Mr. Roman Knorr Borras as the Board Member	Management	For	For
				2.7	Ratify Mr. Enrique Medina Fernandez as the Board Member	Management	For	For
				3	Approve, the authorize increase in the authority granted to the Board at the AGM held on 18 MAR 2006 by up to EUR 30 billion via issuance of non convertible and exchangeable securities	Management	For	For

4

Authorize the Company to carry out the derivative acquisition of own shares, either directly or via Group companies, in conformity with the provisions of Section 75 of the Spanish Limited Companies Consolidation Act, Texto Refundido de la Ley de Sociedades Anonimas, establishing the limits and requirements for the se acquisitions, with the express power to decrease the share capital for the amortization of own shares, approve to delegate all powers to the Board of Directors required for the execution of the resolutions adopted by the Board in this regard, rendering void the authority granted by the general meeting of shareholders held on 18 MAR 2006

		Management	For	For
5	Approve to review the 2007 financial budget	Management	For	For
6	Amend Article 36 of Bylaws regarding the length of term and re-election of the Directors	Management	For	For
7	Approve to create a foundation for the cooperation and development of social-economic projects through micro financing activities	Management	For	For
8	Authorize the Board to ratify and to execute approved resolutions	Management	For	For

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE A SECOND CALL ON 16 MAR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF SECOND CALL DATE AND CONSERVATIVE RECORD DATE AND CHANGE IN TEXT OF A RESOLUTION. PLEASE ALSO NOTE THE NEW CUT-OFF IS 01 MAR 2007. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
ASAHI BREWERIES,LTD.	2502 JP	JP3116000005	27-Mar-07		Please note this announcement is being provided to inform you that the true agenda has been released and is available for your review. (Please refer to the attached PDF files.)	Non-Voting
				1	Approve Appropriation of Retained Earnings	Management	For	For
				2	Approve Payment of Bonuses to Corporate Officers	Management	For	For
				3	Amend the Articles of Incorporation : Reduce Term of Office of Directors, Allow for Limitation of Liabilities associated with Outside Directors and Auditors	Management	For	For
				4.1	Appoint a Director	Management	For	For
				4.2	Appoint a Director	Management	For	For
				4.3	Appoint a Director	Management	For	For
				4.4	Appoint a Director	Management	For	For
				4.5	Appoint a Director	Management	For	For
				4.6	Appoint a Director	Management	For	For
				4.7	Appoint a Director	Management	For	For
				4.8	Appoint a Director	Management	For	For
				4.9	Appoint a Director	Management	For	For
				4.1	Appoint a Director	Management	For	For
				4.11	Appoint a Director	Management	For	For
				5.1	Appoint a Corporate Auditor	Management	For	For
				5.2	Appoint a Corporate Auditor	Management	For	For

				5.3	Appoint a Corporate Auditor	Management	For	For
6

Approve Payments of Retirement Bonuses to Retiring Directors and Retiring Statutory Auditor, and Final Payments Marking the Termination of the System of Retirement Bonuses for Directors and Statutory Auditors

						Management	For	For
				7	Amend the Compensation to be received by Corporate Officers	Management	For	For
				8	Approve Introduction of a Plan against Large-Scale Purchases of the Shares in the Company (a framework of takeover defense measures)	Management	Against	Against
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

BARRATT DEVELOPMENTS PLC	BDEV LN	GB0000811801	27-Mar-07	1

Approve the Acquisition [the Acquisition] of Wilson Bowden Plc [Wilson Bowden], whether implemented by way of Scheme of Arrangement pursuant to Section 425 of the Companies Act 1985 of Wilson Bowden [the Scheme] or takeover offer [the Offer] made by or on behalf of the Company for the entire issued share capital of Wilson Bowden, substantially on the terms and subject to the conditions set out in the announcement relating to the Acquisition issued by the Company on 05 FEB 2007 and authorize the Directors of the Company [the Directors] [or any duly Constituted Committee thereof]: 1) to take all such steps as may be necessary or desirable in connection with, and to implement, the Acquisition; and 2) to agree such modifications, variations, revisions, waivers or amendments to the terms and conditions of the Acquisition [provided such modifications, variations, revisions, waivers or amendments are not material], and to any documents relating thereto, in either such case as they may in their absolute discretion think fit; and subject further to the Scheme becoming or being declared wholly unconditionally [save for the delivery of the orders of the High Court of Justice in England and Wales sanctioning the Scheme and confirming the reduction of capital of Wilson Bowden to the Registrar of Companies in England and Wales [the Court Sanction], the registration of the order confirming the reduction of capital of Wilson Bowden by the Registrar of the Companies in England and Wales [the Registration], and the admission of the ordinary shares of nominal value of 10 pence each to be issued in connection with the Acquisition to the Official List of the UK Listing Authority and to trading on the main market of the London Stock Exchange [the Admission], or as the case may be, the offer becoming or being declared wholly unconditional [save only for Admission], the authorized share capital of the Company to increase from GBP 30,000,000 to GBP 40,285,000 by the creation of 102,850,000 new ordinary shares of nominal value of 10 pence each in the Company; and authorize the Directors, subject further to the Scheme becoming wholly unconditional [save for the Court Sanction, Registration and Admission], or, as the case may be, the offer becoming or being declared wholly unconditional [save only for Admission], pursuant to Section 80 of the Companies Act 1985, and in addition to any previously existing authority conferred upon the Directors under that Section, to allot relevant securities [Section 80] in connection with the Acquisition up to an aggregate nominal amount of GBP 10,285,000; [Authority expires on 5th anniversary of the passing of this resolution] save that the Company may allot relevant securities in connection with the Acquisition pursuant to any agreement entered into at any time prior to the 5th anniversary of the passing of this resolution [whether before or after the passing of this resolution] which would or might require relevant securities to be allotted after such expiry and the Directors may allot relevant securities in pursuance of such agreement as if the authority conferred had not expired

						Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SHOWA DENKO K.K.	4004 JP	JP3368000000	29-Mar-07		Please note this announcement is being provided to inform you that the true agenda has been released and is available for your review. (Please refer to the attached PDF files.)	Non-Voting
				1	Approve Appropriation of Retained Earnings	Management	For	For
2

Amend the Articles of Incorporation : Revisions Related to the New Corporate Law, Expand Business Lines, Use of Electronic Systems for Public Notifications, Reduce Term of Office of Directors, Exempt Directors and Auditors from their Liability, and Conclude an Agreement with Outside Directors and Outside Auditors to Limit their Liability in Advance

						Management	For	For
				3.1	Appoint a Director	Management	For	For
				3.2	Appoint a Director	Management	For	For

				3.3	Appoint a Director	Management	For	For
				3.4	Appoint a Director	Management	For	For
				3.5	Appoint a Director	Management	For	For
				3.6	Appoint a Director	Management	For	For
				3.7	Appoint a Director	Management	For	For
				3.8	Appoint a Director	Management	For	For
				3.9	Appoint a Director	Management	For	For
				3.1	Appoint a Director	Management	For	For
				3.11	Appoint a Director	Management	For	For
				4	Appoint a Corporate Auditor	Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
ANDRITZ AG, GRAZ	ANDR AV	AT0000730007	29-Mar-07	1	Receive the annual report and the reports of the Management Board and the Supervisory Board for the FY 2006	Management	For	For
				2	Approve the allocation of the net income for the business year 2006	Management	For	For
				3	Approve the actions of the Board of Directors for the FY 2006	Management	For	For
				4	Approve the actions of the Supervisory Board for the FY 2006	Management	For	For
				5	Approve the remuneration for the Supervisory Board for the FY 2006	Management	For	For
				6	Elect the Auditors for the 2007 business year	Management	For	For
				7	Elect the Supervisory Board	Management	For	For
				8	Approve to increase stock capital from EUR 95.510.000 to 104.000.000 by conversion of the accordant partial amount of the capital reserve without issuing new shares	Management	For	For

				9	Approve the share split at raport 1:4 whereby the quantity of shares will be raised to 52,000,000 shares	Management	For	For
				10	Amend the Company Bylaws in paragraph 4	Management	For	For
				11	Authorize the Board of Directors for buyback of own shares up to 10% of the Company capital for about 18 months, starting from 1 APR 2007	Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CREST NICHOLSON PLC	CRST LN	GB0002328259	16-Apr-07	1	Approve [with or without modification] the Scheme of Arrangement as specified	Management	For	For

S.1

Approve, for the purpose of giving effect to the scheme of arrangement dated 21 MAR 2007 between Company and the holders of the Scheme Shares [as such terms are defined in the said scheme] as specified: a) to reduce the share capital of the Company by cancelling and extinguishing all the cancellation shares as defined in the scheme]; b) subject to and forthwith upon the said reduction of capital taking effect and notwithstanding any other provision in the Articles of Association of the Company: the share capital of the Company be increased to its former amount by the creation of such number of ordinary shares of 10 pence each [ordinary shares] as shall be equal to the number of cancellation shares cancelled pursuant to paragraph (a) above; the reserve arising in the books of account of the Company as a result of the said reduction of capital be capitalized and applied in paying up in full at per the new ordinary shares so created, such ordinary shares to be allotted and issued credited as fully paid to Castle Bidco, a Company incorporated in England and Waies with registered number 5988526 [Castle Bidco] and/or its nominee(s); and authorize the Directors, for the purpose of Section 80 of the Companies Act 1985, to allot new ordinary shares, up to an aggregate nominal amount of GBP 8,223,509; [Authority expires at the conclusion on 07 JUL 2007]; and authority shall be in addition and without prejudice to any other authority under the said Section 80 previously granted and in force on the date on which this resolution is passed and c) amend the new Article 35 of the Articles of Association of the Company as specified

						Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
IMPALA PLATINUM HLDGS LTD	IMP SJ	ZAE000083648	18-Apr-07		PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	Non-Voting

				1	Approve the Framework Agreement as amended and restated in terms of the Amendment and Restatement Agreement entered into on 06 MAR 2007	Management
				2	Approve to allot and the issue of 4 Implats ordinary shares of 2.5 cents each for a subscription price of ZAR 1898 million	Management
				3	Authorize any Director to do all such things and sign all such documents as may be necessary	Management
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
PERSIMMON PLC	PSN LN	GB0006825383	19-Apr-07	1	Receive the Director’s and the Auditor’s reports and the financial statements for the YE 31 DEC 2006	Management	For	For
				2	Declare a final dividend of 32.7 pence per share	Management	For	For
				3	Re-elect Mr. Michael Farley as a Director	Management	For	For
				4	Re-elect Mr. David Bryant as a Director	Management	For	For
				5	Re-elect Mr. Hamish Leslie Melville as a Director	Management	For	For
				6	Re-elect Mr. Neil Davidson as a Director	Management	For	For
				7	Re-appoint KPMG Audit PLC as the Auditors of the Company until the conclusion of the next AGM and authorize the Board to determine their remuneration	Management	For	For
				8	Approve the Directors’ remuneration report for the YE 31 DEC 2006	Management	For	For

9

Approve, the rules of the Persimmon Long Term Incentive Plan 2007 [Plan] as specified and authorize the Directors to: a) make such modifications to the Plan as they may consider appropriate to take account of the requirements of best practice and for the implementation of the Plan and to adopt the Plan as so modified and to do all such other Acts and things as they may consider appropriate to implement the Plan; and b) establish further Plans based on the Plan but modified to take account of local tax, exchange control or Securities Laws in Oversea Territories, provided that any shares made available under such further Plans are treated as counting against the limits on individual or overall participation in the Plan

	Management	For	For
S.10

Authorize the Company, pursuant to the authorities specified in Articles of Association, to make market purchases [Section 163(3) of Companies Act 1985] of up to 29,926,110 ordinary shares of 10 pence each in its capital [Ordinary Shares], the minimum price for an Ordinary Share not less than 10p and the maximum price not more than 5% above the average of the market value per Ordinary Share as derived from the Daily Official List of the UK Listing Authority, for the previous 5 business days; [Authority expires the earlier of the conclusion of the next AGM of the Company or 19 OCT 2008]

	Management	For	For
11

Authorize the Directors, for the purpose of Section 80 of the Companies Act 1985 [Act], to allot relevant securities [Section 80(2) of the Act] up to an aggregate nominal amount of GBP 6,573,889 to such persons and upon such conditions as the Directors may determine; [Authority expires the earlier of the AGM of the Company 2012 or 19 APR 2012]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

	Management	For	For

S.12

Authorize the Directors, subject to the passing of Ordinary Resolution 11 and pursuant to Section 95(1) of the Companies Act 1985, to allot equity securities pursuant to the authority conferred by Ordinary Resolution 11, disapplying the statutory pre-emption rights [Section 89(1)], provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue; b) up to an aggregate nominal amount of GBP 1,496,305; [Authority expires on 19 APR 2012]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

						Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CONTINENTAL AG	CON GR	DE0005439004	24-Apr-07

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS MEETING IS 03 APR 2007, WHEREAS THE MEETING HAS BEEN SETUP USING THE ACTUAL RECORD DATE - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH THE GERMAN LAW. THANK YOU.

Non-Voting
				1	Presentation of the financial statements and annual report for the 2006 FY with the report of the Supervisory Board, the Group financial statements and Group annual report	Non-Voting
2

Resolution on the appropriation of the distributable profit of EUR 293,557,704.05 as follows: payment of a dividend of EUR 2 per no-par share EUR 499,450.05 shall be carried forward ex-dividend and payable date: 25 APR 2007

						Management	For	For
				3	Ratification of the acts of the Board of Managing Directors	Management	For	For
				4	Ratification of the acts of the Supervisory Board	Management	For	For
				5	Appointment of the Auditors for the 2007 FY: KPMG Deutsche Treuhand-Gesellschaft AG, Hanover	Management	For	For

6

Renewal of the authorization to acquire own shares the Company shall be authorized to acquire own shares of up to 10% of its share capital, at a price differing neither more than 10% from the market price of the shares if they are acquired through the stock exchange, nor more than 20% if they are acquired by way of a repurchase offer, on or before 23 OCT 2008; the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if the shares are sold at a price not more than 5% below their market price, to use the shares in connect ion with mergers and acquisitions or for satisfying convertible or option rights, to float the shares on Foreign Stock Exchanges, and to retire the shares

		Management	For	For
7	Resolution on the revocation of the existing authorized capital the authorized capital as per Section 4(7) of the Articles of Association shall be revoked in respect of its unused portion	Management	For	For
8

Resolution on the creation of authorized capital and the corresponding amendment to the Articles of Association; the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the Company’s share capital by up to EUR 187,500,000 through the issue of new shares against payment in cash and/or kind, on or before 23 APR 2012 [authorized capital 2007]; shareholders shall be granted subscription rights except for a capital increase of up to 10% of the Company’s share capital against payment in cash if the new shares are issued at a price not materially below their market price, for a capita l increase against payment in kind in connection with acquisitions, for the granting of such rights to bondholders, and for residual amounts

		Management	For	For

9

Resolution on amendments to the Articles of Association in accordance with the new Transparency Directive Implementation Law Section 3(1), regarding announcements of the Company being published in the electronic Federal Gazette Section 3(2), regarding the Company being authorized to transmit information to shareholders by electronic means

						Management	For	For
10

Resolution on the remuneration for Members of the Supervisory Board and the corresponding amendment to the Articles of Association; each Member of the Supervisory Board shall receive a fixed annual remuneration of EUR 40,000; in addition, each Member of the Supervisory Board shall receive a variable remuneration of EUR 125 for every EUR 0.01 of the earnings per share in excess of EUR 2, the Chairman of the Supervisory Board and each Chairman of a Supervisory Board Ccommittee shall receive twice, the deputy Chairman and each Deputy Chairman of a Supervisory Board committee shall receive one and a half times, these amounts

						Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION IS AVAILABLE IN THE MATERIAL URL SECTION OF THE APPLICATION. IF YOU WISH TO ACT ON THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND AND VOTE YOUR SHARES AT THE COMPANYS MEETING.

Non-Voting
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
GEORGE WIMPEY PLC	WMPY LN	GB0009713446	26-Apr-07	1	Receive the report of the Directors and accounts for the YE 31 DEC 2006	Management	For	For

2

Approve, that a final dividend of 13.1 pence per share in respect of the YE 31 DEC 2006 be and is hereby declared due and payable on 11 MAY 2007 to shareholders on the register at close of business on 2 MAR 2007, such final dividend to be payable only in respect of such of the shares which the relevant holder of the shares has not exercised any entitlement to receive new share instead of a dividend in cash pursuant to the scrip dividend scheme

		Management	For	For
3	Re-appoint Mr. Andrew Carr-Locke, who is retiring by rotation	Management	For	For
4	Re-appoint Mr. Christine Cross, who is retiring by rotation	Management	For	For
5	Re-appoint Mr. Baroness Dean of Thornton-le-Fylde, who is retiring by rotation	Management	For	For
6	Re-appoint Mr. Ian Sutcliffe who was appoint by the Board at the last AGM	Management	For	For
7

Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company until the conclusion of the next general meeting at which accounts are laid before the Company and authorize the Audit Committee to fix their remuneration on behalf of the Board

		Management	For	For
8

Authorize the Directors, in substitution for any previous authority, to allot relevant securities [Section 80(2)] up to an aggregate nominal amount of GBP 33,411,497;[Authority expires at the conclusion of the AGM of the Company after passing this resolution]; and the Company may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

		Management	For	For

S.9

Authorize the Directors, subject to the passing of Resolution 8 and pursuant to Section 95 of the Companies Act 1985, to allot equity securities [Section 94(2)] for cash pursuant to the authority conferred by Resolution 8 above and to sell treasury shares wholly for cash pursuant to Section 94(3A) of the Companies Act 1985,as if sub-section (1) of Section 89 of the Companies Act 1985, to the allotment of equity securities: a) in connection with a rights issue in favor of ordinary shareholders; b) to the allotment of equity securities up to an aggregate nominal amount of GBP 5,011,724; [Authority expires the earlier of the conclusion of the next AGM of the Company]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

		Management	For	For
S.10

Authorize the Company, to make Market Purchase [Section 163(3) of the Companies Act 1985] of not more than 40,093,797 ordinary shares of 25 pence each in its share capital at a minimum price equal to the nominal value and not more than 5% above the average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days; [Authority expires the earlier of the conclusion of the AGM of the Company to be held after the passing of this resolution] the Company before the expiry, may make a contract to purchase its own shares which will or may be executed wholly or partly after such expiry

		Management	For	For
11	Authorize the Directors to adopt the New Three Year Morrison Homes Long Term Incentive Plan [New Three Year Morrison Homes Long Term Incentive Plan] for the President of Morrison Homes as specified	Management	For	For
12	Approve the remuneration report contained within the annual report and accounts for the YE 31 DEC 2006	Management	For	For
13	Authorize the George Wimpey Plc [the Company] may, notwithstanding Article 148 of the Company’s Article of Association, as specified	Management	For	For

Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
ABN AMRO HOLDING NV	AABA NA	NL0000301109	26-Apr-07		PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	Non-Voting
				1	Opening of the general meeting of shareholders and announcements	Non-Voting
				2	Adoption of the minutes of the general meeting of shareholders held in 2006	Non-Voting
				3	Report of the Managing Board for the year 2006	Non-Voting
				4.A	Adopt the 2006 financial statements	Management	For	For
				4.B	Adopt the 2006 dividend	Management	For	For
				5.A	Grant discharge to the Members of the Managing Board in respect of their Management during the past FY as specified	Management	For	For
				5.B	Grant discharge to the Members of the Supervisory Board in respect of their supervision during the past FY as specified	Management	For	For
				6	Approve the changes to the Managing Board Compensation Policy with retrospective effect from 01 JAN 2007	Management	For	For
				7.A	Appoint Mrs. A.M. Llopis Rivas as a new Member of the Supervisory Board	Management	For	For
				7.B	Re-appoint Mr. D.R.J. Baron De Rothschild as a Member of the Supervisory Board	Management	For	For
				7.C	Re-appoint Mr. P. Scaroni as a Member of the Supervisory Board	Management	For	For
				7.D	Re-appoint Lord. C. Sharman of Redlynch as a Member of the Supervisory Board	Management	For	For
				7.E	Re-appoint Mr. M.V. Pratini De Moraes as a Member of the Supervisory Board	Management	For	For

8

Authorize the Managing Board [in agreement with Section 2:98 Netherlands Civil Code], subject to the approval of the Supervisory Board, to have the Company acquire shares in its own capital, for a consideration, up to the maximum number that may, by virtue of the provisions of Section 2:98[2] of the Netherlands Civil Code, be acquired by the Company

		Management	For	For
9.A

Appoint the Managing Board for a period of 18 months from 27 APR 2007, as the body authorized to act, subject to the approval of the Supervisory Board to issue ordinary shares, convertible preference shares and preference financing shares, including the grant of rights to take up shares of such classes, provided that: an overall maximum of 10% of the issued capital as at 27 APR 2007 is not exceeded; the price is not below par, subject to the provisions of Section 2:80 [2] of the Netherlands Civil Code; and the subject to such further conditions as may be decided by the Managing Board on each issue, with the approval of the Supervisory Board

		Management	For	For
9.B

Appoint the Managing Board for a period of 18 months from 27 APR 2007, as the body authorized to act, subject to the approval of the Supervisory Board to restrict or exclude shareholders’ pre-emptive rights under the Law or the Articles of Association on the issue of ordinary shares, convertible preference shares and preference financing shares or on the granting of rights to take up such shares, in accordance with the authorization as specified

		Management	For	For
10	Report of the Managing Board with respect to the ABN AMRO strategy and recent events	Non-Voting

11.1

Approve, a shareholder vote on the principle that it is in the best interests of all shareholders, other stakeholders and the Company for the Managing Board of ABN AMRO to actively pursue any possibilities to sell, spin-off or merge some or all of the major businesses of the Company to maximize shareholder value

						Management	For	For
11.2

Approve, a shareholder vote on the principle that it is in the best interests of all shareholders, other stakeholders and the Company for the Managing Board of ABN AMRO to return the cash proceeds of any major businesses disposals to all shareholders by way of a share buyback or special dividend

						Management	For	For
11.3

Approve, a shareholder vote on the principle that it is in the best interests of all shareholders, other stakeholders and the Company for the Managing Board of ABN AMRO to actively pursue any possibilities to sell or merge the whole Company to maximize shareholder value

						Management	For	For
11.4

Approve, a shareholder vote on the principle that it is in the best interests of all shareholders, other stakeholders and the Company for the Managing Board of ABN AMRO to report to shareholders upon the outcome of such active investigations referred to in the above paragraphs within 6 months from the date of the AGM

						Management	For	For
11.5

Approve, a shareholder vote on the principle that it is in the best interests of all shareholders, other stakeholders and the Company for the Managing Board of ABN AMRO to cease the pursuit, for a period of 6 months from the date of the AGM, of any major business acquisitions, including the rumoured acquisition of Capitalia SpA which has been the subject of repeated speculation in the public press

						Management	For	For
				12	Transact any other business	Non-Voting
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
PORTUGAL TELECOM SGPS SA, LISBOA	PTC PL	PTPTC0AM0009	27-Apr-07		PLEASE NOTE THAT FOR EVERY 500 SHARES YOU HAVE 1 VOTING RIGHT. THANK YOU.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN MEETING TYPE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting
1	Approve the year 2006 annual report and the accounts of the Company of the year 2006	Management	For	For
2	Approve the consolidated annual report and the accounts of the year 2006	Management	For	For
3	Approve the profits application	Management	For	For
4	Approve to appreciate the Management Board and Supervisory Board performance	Management	For	For
5

Approve to resolve on free allotment of all ordinary shares representing the share capital of Pt Multimedia held by the Company, to its shareholders were each sharesholder shall receive the equivalent to 4 PTM shares for each Pt held

		Management	Against	Against
6	Approve to resolve on the acquisition and disposal of own shares, including their acquisition in connection with the share buyback programme	Management	For	For
7

Approve to resolve on a reduction in share capital up to 65,191,463.05 EUROS for the purpose of releasing excess capital in connection with a share buyback Programme, by means of cancellation of up to 186,261,323 shares representing up to 16.5 of the share capital to be acquired as a result of the inmplementation of this resolution, as well as on related reserves and on the corresponding amendment to Paragraphs 1 and 2 of Article 4 of the Articles of Association

		Management	For	For

8

Approve to resolve on a shares capital increase to 474,119,730 EUROS by means of incorporation of Legal reserves in the amount of 79,019,955 EUROS, through an increase in the par value of all shares representing the Company’s share capital by an amount equal to 7 EURO cents, whereby the par value of each share will be 42 EURO cents, with the corresponding amendment to Paragraphs 1 and 2 of Article 4 of the Articles of Association

		Management	For	For
9

Approve to resolve on a share capital reduction to 33,865,695 EUROS, to be carried out by means of a reduction in the par value of all shares representing the share capital, whereby each share will have a par value of 3 EURO cents, by reducing the par value of all shares to 3 EURO cents with the corresponding amendment to Paragraphs 1 and 2 of Article 4 of the Articles of Association, the purpose of the capital reduction will be the release of excess capital

		Management	For	For
10

Approve, pursuant to Paragraphs 1 and 2 of Article 4 of the Articles of Association, on the parameters applicable in the event of any issuance of bonds convertible into sahres that may be resolved upon by the Board of Directors

		Management	For	For
11

Approve to resolve on the suppression of the pre-emptive right of shareholder in the subscription of any issuance of convertible bonds as referred to under item 10 hereof as may be resolved upon by the Board of Directors

		Management	For	For
12

Approve to resolve on the issuance of bonds and other securities, of whatever nature, by the Board of Directors, and namely on the fixing of the value of such securities in accordance with paragraph 3 of Article 8 and paragraph 1, E) of Article 15 of the Articles of Association

		Management	For	For
13	Approve to resolve on the acquisition and disposal of own bonds and other own securities	Management	For	For

Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
IMERYS, PARIS	NK FP	FR0000120859	2-May-07

French Resident Shareowners must complete, sign and forward the Proxy Card directly to the sub custodian. Please contact your Client Service Representative to obtain the necessary card, account details and directions. The following applies to Non-Resident Shareowners: Proxy Cards: Voting instructions will be forwarded to the Global Custodians that have become Registered Intermediaries, on the Vote Deadline Date. In capacity as Registered Intermediary, the Global Custodian will sign the Proxy Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact your representative.

Non-Voting
					PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.	Non-Voting
				O.1	Receive the reports of the Board of Directors and the Auditors and approve the Company’s financial statements for the YE 31 DEC 2006	Management	For	For
				O.2	Receive the reports of the Board of Directors and the Auditors and approve the consolidated financial statements for the said FY, in the form presented to the meeting	Management	For	For
				O.3	Receive the special report of the Auditors on agreements governed by Article L.225-38 of the French Commercial Code and approve the agreements entered into or carried out during the FY	Management	For	For

O.4

Approve the recommendations of the Board of Directors and the appropriation of the income for the FY: net income for the last FY: EUR 113,398,742.64 to which are added the retained earnings of EUR 420,284,974.37 i.e. a distributable total of EUR 533,683,717.01 to be allocated as follows: dividends: EUR 114,002,316.00 allocation of the balance to the retained earnings account, thus brought to EUR 419,681,401.01; the shareholders will receive a net dividend of EUR 1.80 for each 1 of the 63,334,620 shares comprising the capital on 01 JAN 2007 and will entitle natural persons fiscally domiciliated in France to the 40% allowance provided by the French Tax Code this dividend will be paid on 15 MAY 2007 as required by Law

		Management	For	For
O.5	Approve to renew the appointment of Mr. Paul Desmarais, Jr. as a Director until the shareholders’ meeting to be called in 2010 to deliberate upon the annual financial statements for FY 2009	Management	For	For
O.6	Approve to renew the appointment of Mr. Gregoire Olivier as a Director until the shareholders’ meeting to be called in 2010 to deliberate upon the annual financial statements for FY 2009	Management	For	For
O.7	Approve to renew the appointment of Mr. Robert Peugeot as a Director until the shareholders’ meeting to be called in 2010 to deliberate upon the annual financial statements for FY 2009	Management	For	For
O.8	Approve to renew the appointment of Mr. Thierry De Rudder as a Director until the shareholders’ meeting to be called in 2010 to deliberate upon the annual financial statements for FY 2009	Management	For	For
O.9	Appoint Mr. Jean Montville as a Director in place of Mr. Yves-Rene Nanot, until the shareholders’ meeting to be called in 2010 to deliberate upon the annual financial statements for FY 2009	Management	For	For

O.10

Acknowledge the operation of Employee shareholding carried out by the Company in 2006 [plan D’actionnariat Salarie 2006] to the profit of Companies’ employees in the United States, linked to the Company, accordingly with the capital increase in favour of the employees, carried out as per the plan adopted by the Board of Directors during its meeting of 07 NOV 2006 [amended and restated 2000 Employee Stock Purchase Plan] and complying with the Section 423 of the American Tax Code of 1986, as amended [Internal Revenue Code of 1986]: approve the terms of the amended and restated 2000 Employee Stock Purchase Plan and; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

	Management	For	For
O.11

Authorize the Board of Directors to buy back the Company’s shares on the open market, subject to the conditions specified: maximum purchase price: EUR 110.00, minimum sale price: EUR 40.00, maximum number of shares to be acquired: 10% of the share capital, i. e. 6,333,462 shares, maximum funds invested in the share buybacks: EUR 696,700,000.00; [Authority expires on 18-month period]; it supersedes any and all earlier delegations to the same effect; and to take all necessary measures and accomplish all necessary formalities

	Management	For	For

E.12

Authorize the Board of Directors to proceed, on 1 or more occasions and at its sole discretion, in France and, or Abroad, with the increase of the capital: by issuance, with the shareholders’ preferred subscription rights maintained, of common shares or securities giving access immediately or later to the capital; by way of capitalizing reserves, profits, premiums or other means, by issuing bonus shares or raising the par value of existing shares; the overall nominal amount of common shares to be issued under this delegation of authority shall not exceed EUR 80,000,000.00; the nominal amount of debt securities issued shall not exceed EUR 2,500,000,000.00; and to increase the number of securities, within the percentage limit of the initial issue and at the same price as the initial issue, when the Board of Directors notices an excess demand; [Authority expires on 26-month period]; it supersedes any and all earlier delegations to the same effect; to charge the share issuance costs against the related premiums and deduct from the premiums the amounts necessary to raise the legal reserve to one-tenth of the new capital after each increase, to take all necessary measures and accomplish all necessary formalities

		Management	For	For
E.13

Authorize the Board of Directors to increase the capital either through the issuance of ordinary shares or transferable securities giving access, immediately or in due course, to the capital with the suppression of preferential subscription rights

		Management	For	For
E.14

Grant authority to fix the issue price of transferable securities giving access to the capital, in the case of suppression of preferential subscription rights of shareholders and within the limit of 10 of the capital per year

		Management	For	For
E.15	Grant authority to process one or several capital increases to remunerate the contributions in kind made up of capital securities or transferable securities giving access to the capital	Management	For	For
E.16	Authorize the Board of Directors to process the issuance of convertible securities representative of debt	Management	For	For

				E.17	Approve the total limitation of the nominal amount of capital increase resulting from the delegations of authority	Management	For	For
				E.18	Authorize the Board of Directors to increase the capital through the issuance of shares reserved to employees	Management	For	For
				E.19	Grant autority to reduce the capital through the cancellation of shares held by the Company	Management	For	For
				E.20	Approve the transposition of provisions of the decree of 11 DEC 2006 modifying the decree of 23 MAR 1967 into the Statutes	Management	For	For
				E.21	Grant authority to accomplish the formalities	Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
LLOYDS TSB GROUP PLC	LLOY LN	GB0008706128	9-May-07	1	Receive the accounts and the reports of the Directors and of the Auditors for the YE 31 DEC 2006	Management	For	For
				2	Receive the Director’s remuneration report contained in the report contained in the report and accounts	Management	For	For
				3.a	Re-elect Mr. W. C. G. Berndt as a Director, who retire under Article 82 of the Articles of Association	Management	For	For
				3.b	Re-elect Mr. Ewan Brown as a Director, who retire under Article 82 of the Articles of Association	Management	For	For
				3.c	Re-elect Mr. J. E. Daniels as a Director, who retire under Article 82 of the Articles of Association	Management	For	For
				3.d	Re-elect Mrs. H. A. Weir as a Director, who retire under Article 82 of the Articles of Association	Management	For	For
				4	Re-appoint PricewaterhouseCoopers LLP as the Auditors	Management	For	For
				5	Authorize the Audit Committee to set the remuneration of the Auditors	Management	For	For

6

Authorize the Directors by Article 9.2 of the Company’s Articles of Association be renewed for the period ending on the day of the AGM in 2008 or on 08 AUG 2008, whichever is the earlier, and for that period the Section 80 amount shall be GBP 361,722,975

	Management	For	For
S.7

Approve, subject to the passing of Resolution 6, to renew the power conferred on the Directors by Article 9.3 of the Company’s Articles of Association be renewed for the period mentioned in that resolution and for that period the Section 89 amount shall be GBP 71,468,846

	Management	For	For
S.8

Authorize the Company, for the purpose of Section 163 of the Companies Act 1985, to make market purchases [Section 163] of up to 571,750,770 ordinary shares of 25p each in the capital of the Company, at a minimum price of 25p and up to 105% of the average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days; [Authority expires the earlier of the conclusion of the next AGM of the Company or 08 NOV 2008]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

	Management	For	For
9

Approve the draft rules of the Lloyds TSB Group Sharesave Scheme 2007 and authorize the Directors to: (a) cause the Rules to be adopted in, or substantially in, the form of the draft Rules; and (b) do all Acts and things necessary or expedient to operate the Scheme

	Management	For	For

10

Authorize the Company, subject to and in accordance with the provisions of the Companies Act 2006 and the Articles of Association of the Company, to send, convey or supply all types of notices, documents or information to the members in electronic form and to make such notices, documents or information available on a website

						Management	For	For
S.11

Approve and adopt, subject to the passing of Resolution 10, Articles 2[Interpretation]; 69.1, 69.2, 85, 95, 120, 134[Authentication]; 89[Convening of meetings of Directors]; 127, 128[Communication with Members]; 130 and 131[Joint holders and incapacitated Members]; as the new Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association

						Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CRH PLC	CRH LN	IE0001827041	9-May-07	1	Receive the financial statements and reports of the Directors and the Auditors	Management	For	For
				2	Declare a dividend	Management	For	For
				3.A	Re-elect Mr. D.M. Kennedy as a Director	Management	For	For
				3.B	Re-elect Mr. T.V. Neill as a Director	Management	For	For
				3.C	Re-elect Mr. W.I. O’Mahony as a Director	Management	For	For
				3.D	Re-elect Mr. W.P. Egan as a Director	Management	For	For
				3.E	Re-elect Mr. D.N. O’Connor as a Director	Management	For	For
				4	Approve the remuneration of the Auditors	Management	For	For
				S.5	Approve the disapplication of pre-emption rights	Management	For	For
				S.6	Grant authority to purchase own ordinary shares	Management	For	For
				S.7	Grant authority in relation to re-issue price range of treasury shares	Management	For	For
				S.8	Amend the Articles of Association	Management	For	For
				S.9	Grant authority to re-issue treasury shares	Management	For	For

Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CHRISTIAN DIOR SA, PARIS	CDI FP	FR0000130403	10-May-07

Verification Period: Registered Shares: 1 to 5 days prior to the meeting date, depends on company’s by-laws. Bearer Shares: 6 days prior to the meeting date. French Resident Shareowners must complete, sign and forward the Proxy Card directly to the sub custodian. Please contact your Client Service Representative to obtain the necessary card, account details and directions. The following applies to Non-Resident Shareowners: Proxy Cards: Voting instructions will be forwarded to the Global Custodians that have become Registered Intermediaries, on the Vote Deadline Date. In capacity as Registered Intermediary, the Global Custodian will sign the Proxy Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact your representative. Trades/Vote Instructions: Since France maintains a Verification Period, for vote instructions submitted that have a trade transacted (sell) for either the full security position or a partial amount after the vote instruction has been submitted and the Global Custodian advises of the position change via the account position collection process, There is a process in effect which will advise the Global Custodian of the new account position available for voting. This will ensure that the local custodian is instructed to amend the vote instruction and release the shares for settlement of the sale transaction. This procedure pertains to sale transactions with a settlement date prior to Meeting Date + 1

Non-Voting
				O.1	Receive the reports of the Board of Directors and the Auditors and approve the consolidated financial statements for the FYE 31 DEC 2006, in the form presented to the meeting	Management	For	For

O.2

Receive the reports of the Board of Directors and the Auditors and approve the Company’s financial statements for the year 2006, grant permanent discharge to the Members of the Board of Directors for the performance of their duties during the said FY

		Management	For	For
O.3	Receive the special report of the Auditors on agreements Governed by the Article L.225-38 of the French Commercial Code; approve the said report and the agreements referred to therein	Management	For	For
O.4

Approve the recommendations of the Board of Directors and resolves that the income for the FY is appropriated as follows: income for the FY: EUR 184,249,668.52; retained earnings: EUR 43,227,088.83; ordinary reserves: EUR 28,758,380.33; total: EUR 256,235,137.68; allocated as follows: dividends: EUR 256,235,137.68 corresponding to a dividend of EUR 1.41 per share; and reminds that an interim dividend of EUR 0.38 was already paid on 01 DEC 2006; the remaining dividend of EUR 1.03 will be paid on 15 MAY 2007, and will entitle natural persons to the 40% allowance; in the event that the Company holds some of its own shares on such date, the amount of the unpaid dividend on such shares shall be allocated to the retained earning account; as required By-law

		Management	For	For
O.5	Apporve to renew the appointment of Mr. Raymond Wibaux as a Director for a 3 year period	Management	For	For

O.6

Authorize the Board of Directors, to buy back the Company’s shares on the open market, subject to the conditions as below: maximum purchase price: EUR 130.00; maximum number of shares to be acquired: 0.5% of the share capital on 01 JAN 2007, i.e. 908.635 shares maximum funds invested in the share buybacks: EUR 118,000,000.00; [Authority expires at 18 month period]; to take all necessary measures and accomplish all necessary formalities; the delegation of powers supersedes the one given by the combined shareholders’ meeting dated 11 MAY 2006

	Management	For	For
E.7

Authorize the Board of Directors, to reduce the share capital, on 1 or more occasion, by canceling all or part of the shares held by the Company in connection with a Stock Repurchase Plan, up to a maximum of 10% of the share capital over a 24 month period; [Authority expires at 18 month period]; to take all necessary measure and accomplish all necessary formalities; this delegation of power supersedes the one given by the shareholders’ meeting dated 11 MAY 2006

	Management	For	For
E.8

Authorize the Board of Directors, in order to increase the share capital in one or more occasions: up to a maximum nominal amount of EUR 40,000,000.00 by way of issuing, by way of a public offering and with preferred subscription rights maintained; ordinary shares and-or securities giving access to the capital or giving right to a debt security; up to a maximum nominal amount of EUR 40,000,000.00 by way of capitalizing reserves, profits, premiums, provided that such capitalization is allowed by law and under the By-laws, to be carried out through the issue of bonus shares or the raise of the par value of the existing shares; [Authority expires at 26 month period]; to take all necessary measure and accomplish all necessary formalities; this delegation of power supersedes the one given by the combined shareholders’ meeting dated 12 MAY 2005

	Management	For	For

E.9

Authorize the Board of Directors, to increase on one or more occasions, in France or abroad, the share capital to a maximum nominal amount of EUR 40,000,000.00, by issuance, by way of public offering and with the shareholders’ cancellation preferred subscription rights, of ordinary shares and securities, giving access to the capital or giving right to a debt security; this amount shall count against the overall value set forth in Resolutions numbers 8, 10; [Authority expires at 26 month period]; to take all necessary measures and accomplish all necessary formalities; this delegation of powers supersedes the one given by the combined shareholders’ meting dated 12 MAY 2005

						Management	For	For
E.10

Authorize the Board of Directors, to issue shares or securities, giving access to the Company’s share capital or giving right to a debt security, either in consideration for securities tendered in a public exchange offer, or, up to 10% of the share capital, in consideration for the contribution in kind granted to the Company and comprised of capital securities or securities giving access to share capital; [Authority expires at 26 month period]; to take all necessary measures and accomplish all necessary formalities; this delegation of powers supersedes the one given by the combined shareholders’ meting dated 12 MAY 2005

						Management	For	For
E.11

Approve to increase the number of securities to be issued in the event of a capital increase accordance the issuances which shall be decided in application to the conferred delegations in virtue of the resolutions no 8 and 9

						Management	For	For
				E.12	Approve to resolve to bring the Article 17 of the BNP Paribas Securities Services	Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
PEUGEOT SA, PARIS	UG FP	FR0000121501	23-May-07		PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.	Non-Voting

French Resident Shareowners must complete, sign and forward the Proxy Card directly to the sub custodian. Please contact your Client Service Representative to obtain the necessary card, account details and directions. The following applies to Non-Resident Shareowners: Proxy Cards: Voting instructions will be forwarded to the Global Custodians that have become Registered Intermediaries, on the Vote Deadline Date. In capacity as Registered Intermediary, the Global Custodian will sign the Proxy Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact your representative.

Non-Voting
O.1

Approve the Management report of the Executive Committee, the report of the Supervisory Board and the Auditors’ general report, and the Company’s financial statements for the YE in 2006, as presented and showing income of EUR 747,728,147.82

		Management	For	For
O.2	Receive the comments of the Executive Committee, the report of the Auditors, approve the consolidated financial statements for the said FY	Management	For	For

O.3

Acknowledge the distributable income, set up by the income for the FY of EUR 747,728,147.82 increased by the prior retained earnings of EUR 693,248,137.26, amounts to EUR 1,440,976,285.08; it decides to allocate this distributable income as follows: to the dividends: EUR 316,734,659.10; to the other reserves: EUR 500,000,000.00; to the retained earnings: EUR 624,241,625.98; the shareholders will receive a net dividend of EUR 1.35 per share, and will entitle to the 40% allowance provided by the French Tax Code this; dividend will be paid on 30 MAY 2007; the sums of the unpaid dividend on the Company’s self detained shares, on the day the dividends are paid, shall be allocated to the retained earnings account, as required by Law

		Management	For	For
O.4	Receive the special report of the Auditors on regulated agreements, approve the said report and the agreements referred to therein	Management	For	For
O.5	Approve to renew the appointment of Mr. Jean Philippe Peugeot as a Member of the Supervisory Board for a 6-year period	Management	For	For
O.6

Ratify the co-optation of Mr. Robert Peugeot as a Member of the Supervisory Board, to replace Mr. Jean Louis Dumas who resigned, and renew the appointment of Mr. Robert Peugeot as a Member of the Supervisory Board for a 6-year period

		Management	For	For
O.7	Appoint Mr. Henri Philippe Reichstul as a Member of the Supervisory Board for a 6-year period, to replace Mr. Jean Boillot whose term of office will end on the shareholders’ meeting date	Management	For	For
O.8	Appoint Mr. Geoffroy Roux De Bezieux as a Member of the Supervisory Board for a 6-year period, to replace Mr. Pierre Banzet who resigned on the shareholders’ meeting date	Management	For	For

O.9

Authorize the Executive Committee to buy back the Company’s shares on the open market, subject to the conditions described below: maximum purchase price: EUR 65.00; maximum number of shares to be acquired: 16,000,000; [Authority is for a 18-month period as from 24 MAY 2007], it supersedes the authorization granted by the shareholders’ meeting of 24 MAY 2006

	Management	For	For
E.10

Authorize the Executive Committee to increase the capital, on 1 or more occasions: by issuance, in France or Abroad, with preferred subscription rights maintained, of Peugeot SA shares and, or any securities giving access to Peugeot SA shares, by way of capitalizing profits, reserves or issue premiums, by issuing bonus shares or raising the par value of existing shares; the maximal nominal amount of increases of capital, actually set at EUR 234,618, 266.00, to be carried out under this delegation of authority shall not exceed EUR 400,000,000.00; the maximum nominal amount of debt securities which may be issued shall not exceed EUR 600,000,000.00; [Authority is for a 26-month period]

	Management	For	For
E.11

Authorize the Executive Committee to decide to increase on 1 or more occasions, in France or Abroad, the share capital, by issuance, with cancellation of the shareholders’ preferred subscription rights, of Peugeot SA shares or any securities giving access to Peugeot SA shares to be carried out by a maximum not exceeding the ceiling of capital increase set forth in resolution No. 2; the nominal amount of debt securities issued shall not exceed EUR 600,000,000.00; this amount shall count against the ceiling set forth in the previous resolution; [Authority is for a 26-month period]

	Management	For	For
E.12

Authorize the Executive Committee to increase the number of securities to be issued for each of the issuances decided accordingly with resolution No. 10 and 11, at the same price as the initial issue, within 30 days of the closing of the subscription period and up to the maximum of the overall ceiling set forth in the two previous resolutions; [Authority is for a 26-month period]

	Management	For	For

E.13

Authorize the Executive Committee to increase the share capital, on 1 or more occasions, at its sole discretion, by way of issuing shares in favor of employees; [Authority is for a 26-month period] and for a nominal amount that shall not exceed EUR 15,000,000.00; and authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities

	Management	For	For
E.14

Authorize the Executive Committee to proceed with the cancellation of the Company’s shares, held, or to be held by the Company in connection with the Company in connection with the authorization granted in resolution No. 9, up to a maximum of 10% of the share capital over a 24-month period; and to take all necessary measures and accomplish all necessary formalities

	Management	For	For
E.15

Authorize the Executive Committee, for an 18-month period, to use, in the event of a public offering related to the Company’s securities; the delegations of powers and authorizations granted to the Executive Committee accordingly with resolutions No. 9, 10, 11, 12, 13 and 14

	Management	For	For
E.16

Authorize the Board of Directors, for an 18-month period, to issue, in 1 or more times, in the event of a public offering related to the Company’s securities, warrants to subscribe for Peugeot SA shares for a maximum number of 160,000,000 warrants to subscribe for shares; consequently, authorize the Executive Committee to increase the capital by a maximum nominal value of EUR 160,000,000.00; to waive the preferential subscription rights of the shareholders to the warrants to subscribe for shares and to grant for free to all the shareholders of the Company entitled to exercise this right before the public offering is over; and to take all necessary measures and accomplish all necessary formalities

	Management	For	For

E.17

Authorize the Executive Committee to grant, in 1 or more transactions, in favor of employees, Managers or Corporate Officers of Peugeot SA or related Companies or Groups, options giving the right to purchase Peugeot SA shares purchased by the Company; it being provided that the options shall not give rights to a total number of shares, which shall exceed 2,500,000; [Authority is granted until 31 AUG 2008]; to take all necessary measures and accomplish all necessary formalities

						Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
GEORGE WIMPEY PLC	WMPY LN	GB0009713446	4-Jun-07	S.1	Approve the Scheme of arrangement and amend the Articles of Association of the Company	Management
1

Approve the Scheme of arrangement, reduction and subsequent increase in share capital capitalize reserves to Mr. Taylor Woodrow issue of equity with rights up to the new ordinary shares created and amend the Articles of Association

Management
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

COMPAGNIE DE SAINT-GOBAIN SA, PARIS-LA DEFENSE	SGO FP	FR0000125007	7-Jun-07

French Resident Shareowners must complete, sign and forward the Proxy Card directly to the sub custodian. Please contact your Client Service Representative to obtain the necessary card, account details and directions. The following applies to Non-Resident Shareowners: Proxy Cards: Voting instructions will be forwarded to the Global Custodians that have become Registered Intermediaries, on the Vote Deadline Date. In capacity as Registered Intermediary, the Global Custodian will sign the Proxy Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact your representative.

Non-Voting
				O.1	Receive the reports of the Board of Directors and the Auditors and approve the Company’s financial statements for the YE in 2006, as presented	Management	For	For
				O.2	Receive the reports of the Board of Directors and the Auditors and approve the consolidated financial statements for the said FY, in the form presented to the meeting	Management	For	For
O.3

Acknowledge and approve the net income for the 2006 FY of EUR 849,186,626.95 and the retained earnings on 31 DEC 2006 of EUR 1,278,081,187.29; i.e., a total of EUR 2,127,267,814.24; and resolve: to appropriate to the retained earnings: EUR 1,510,005,916.44; to withdraw to be distributed to the shareholders: as interim dividend the sum of EUR 72,619,046.80, as remaining dividend the sum of EUR 544,642,851.00, i.e., a total of EUR 617,261,897.80; consequently, the shareholders will receive a net dividend of EUR 1.70 per share, will entitle to the 40% deduction provided by the French Tax Code; this dividend will be paid on 21 JUN 2007; as required by Law

						Management	For	For
				O.4	Receive the special report of the Auditors on agreements governed by Article L.225-40 of the French Commercial Code, notes that there was no new agreement referred to therein	Management	For	For

O.5

Authorize the Board of Directors to buy back the Company’s shares on the open market, subject to the conditions described below: maximum purchase price: EUR 90.00, maximum number of shares to be acquired: 10% of the share capital, theoretical maximum funds to be invested by the Company in the share buybacks on 01 APR 2007: EUR 3,315,777,480.00 [i.e., 36,841,972 shares of EUR 90.00]; the number of shares acquired by the Company with a view to their retention or their subsequent delivery in payment or exchange as part of merger, divestment or capital contribution cannot exceed 5% of its capital; [Authority is for a 18-month period], it supersedes the fraction unused and the remaining period of the authorization granted by the combined shareholders meeting of 08 JUN 2006 in its resolution number 5; and to take all necessary measures and accomplish all necessary formalities

		Management	For	For
O.6	Ratify the co-optation of Mr. Bernard Cusenier as a Director, to replace Mr. Pierre Kerhuel, for the remainder of Mr. Pierre Kerhuel’s term of office, i.e., for a 4-year period	Management	For	For
O.7	Approve to renew the appointment of Mr. Gerard Mestrallet as a Director for a 4-year period	Management	For	For
O.8	Approve to renew the appointment of Mr. Denis Ranque as a Director for a 4-year period	Management	For	For
O.9

Acknowledge that Mr. Paul Allan David’s term of office is ending on the close of the present meeting, that he is reached by the age limit, appoint Mr. Robert Chevrier as a Director, for a 4-year period

		Management	For	For
O.10	Acknowledge that Mr. Sehon Lee’s term of office is ending on the close of the present meeting, that he does not apply for its renewal and appoint Mrs. Yuko Harayama as a Director, for a 4-year period	Management	For	For

O.11

Acknowledge the resignation of Mr. Jean-Paul Vellutini and appoint Mr. Fabrice Odent as a Deputy Auditor, for the remainder of Mr. Jean-Paul Velluntini’s term of office, i.e., until the close of the general meeting, which will deliberate upon the annual financial statements for FY 2011

	Management	For	For
E.12

Authorize the Board of Directors the necessary powers to decide to increase the capital, on 1 or more occasions, in France, abroad and or upon the International market, by issuance, with preferred subscription rights maintained, of shares of the Company and, or any securities giving access to the capital of the Company or of subsidiaries; the maximal nominal amount of capital increases shall not exceed EUR 590,000,000.00 the nominal amount of shares issued by virtue of resolutions No.13 and 15 shall count against this amount; the maximum nominal amount of debt securities which may be issued shall not exceed EUR 3,000,000,000.00; the nominal amount of securities issued by virtue of resolution No.13 shall count against this amount; [Authority is for a 26-month period], it supersedes the fraction unused of the delegation granted by the combined shareholders meeting of 03 JUN 2005 in its resolution No.11; and that when the Board of Directors notes an excess demand, the number of securities may be increased, at its sole discretion, at the same price as the initial issue, within 30 days of the closing of the subscription period and up to a maximum of 15% of the initial issue and, within the limit of the ceiling above mentioned; to take all necessary measures and accomplish all necessary formalities; and to charge the share issuance costs against the related premiums and deduct from the premiums the amounts necessary to raise the legal reserve to one-tenth of the new capital after each increase

	Management	For	For

E.13

Authorize the Board of Directors the necessary powers to decide to increase the capital on 1 or more occasions, in France, abroad and or upon the International market, by issuance, with cancellation of the preferred subscription rights but with a priority deadline for the shareholders, of shares of the Company and, or any securities giving access to the capital of the Company or of subsidiaries or, BNP Paribas Securities Services to shares of the Company to which securities to be issued eventually by subsidiaries, shall give right; the maximal nominal amount of capital increases shall not exceed EUR 295,000,000.00; the nominal amount of shares issued by virtue of the present delegation shall count against the ceiling set forth in resolution No.12; the maximum nominal amount of debt securities which may be issued shall not exceed EUR 1,500,000,000.00; the nominal amount of securities issued by virtue of the present delegation shall count against the ceiling set forth in resolution No.12; [Authority is for a 26-month period], it supersedes the fraction unused of the delegation granted by the combined shareholders meeting of 09 JUN 2005 in its resolution No.12; and that when the Board of Directors notes an excess demand, the number of securities may be increased, at its sole discretion, at the same price as the initial issue, within 30 days of the closing of the subscription period and up to a maximum of 15% of the initial issue and, within the limit of the ceiling above mentioned; to take all necessary measures and accomplish all necessary formalities; and to charge the Share issuance costs against the related premiums and deduct form the premiums the amounts necessary to raise the legal reserve to one-tenth of the new Capital after each increase

	Management	For	For

E.14

Authorize the Board of Directors to increase the share capital, up to 10% of the Share Capital, by way of issuing Shares of the Company and, or securities giving access to the capital, in consideration for the contributions in kind granted to the Company and comprised of Capital securities or securities giving access to the Share Capital; the amounts of the Capital securities and securities issued by virtue of the present resolution and within the limit of this one, Shall count against the corresponding ceilings set forth in resolution No. 13; [Authority is for a 26-Month period]; it supersedes the remaining period of the Delegation, granted by the Shareholders’ meeting of 09 JUN 2005 in its resolution No. 12 for the part of this one to the same effect; to take all necessary measures and accomplish all necessary formalities; and to charge the Share issuance costs against the related premiums and deduct from the premiums the amounts necessary to raise the legal reserve to one-tenth of the new Capital after each increase

	Management	For	For

E.15

Authorize the Board of Directors in order to decide to increase the Share Capital, in 1 or more occasions, by a maximum nominal amount of EUR 74,000,000.00, by way of capitalizing premiums, reserves, profits or other means, provided that such Capitalization is allowed by Law and under the By-Laws, by issuing bonus shares or raising the par value of existing shares, or by a combination of these, or by a combination of these methods; the nominal amount of Shares issued or the 1 of the Shares the nominal of which should have been increased by virtue of the present Delegation shall count against the ceiling set forth in resolution No. 12; [Authority is for a 26-Month period]; it supersedes the remaining period of the delegation granted by the combined Shareholders’ meeting of 09 JUN 2005 in its resolution No. 13; to take all necessary measures and accomplish all necessary formalities; and to charge the Share issuance costs against the related premiums and deduct form the premiums the amounts necessary to raise the legal reserve to one-tenth of the new capital after each increase

	Management	For	For
E.16

Authorize the Board of Directors to decide to increase the Share Capital, on 1 or more occasions, by way of issuing Capital securities, in favor of Members of the Company Saint Gobain’s Saving Plan; [Authority is for a 26-Month period] and for a nominal amount that shall not exceed EUR 74,000,000.00; it supersedes the fraction unused and the remaining period of the delegation granted by the combined Shareholders’ meeting of 09 JUN 2005 in its resolution No. 14; to the executive committee to take all necessary measures and accomplish all necessary formalities; and to charge the share issuance costs against the related premiums and deduct from the premiums the amounts necessary to raise the legal reserve to one-tenth of the new Capital after each increase

	Management	For	For

E.17

Authorize the Board of Directors to grant, in 1 or more transactions, in favor of employees or some of them, or some categories of the employees and on the other hand corporate officers of the Company Saint Gobain, the related Companies or economic Groups, options giving the right to subscribe for new shares in the Company, or to purchase existing shares of the Company; it is provided that the options shall not give rights to a total number of shares, which shall exceed 3% of the share capital of the Company Saint Gobain the number of shares related to the allocations of shares free of charge, set forth in resolution No.18 shall count against this number; [Authority is for a 38-month period]; it supersedes the fraction unused and the remaining period of the delegation granted by the combined general meeting of 09 JUN 2005 in its resolution No.15; to take all necessary measures and accomplish all necessary formalities; and to charge the share issuance costs against the related premiums and deduct from the premiums the amounts necessary to raise the legal reserve to one-tenth of the new capital after each increase

	Management	For	For
E.18

Authorize the Board of Directors to grant, for free, on 1 or more occasions, existing or future shares, in favor of the employees or some of them, or some categories of the employees and on the other hand, the corporate officers of the Company Saint Gobain, the related Companies or economic interest groups, they may not represent more than 1% of the share capital; [Authority is for a 38-month period]; it supersedes the remaining period of the delegation granted by the combined shareholders meeting of 09 JUN 2005 in its resolution No.16; to take all necessary measures and accomplish all necessary formalities; and to charge the share issuance costs against the related premiums and deduct from the premiums; the amounts to raise the legal reserve to one-tenth of he new capital after each increase

	Management	For	For

E.19

Authorize the Board of Directors, to reduce, on 1 or more occasions and at its sole discretion, all or part of the shares held by he Company by virtue of authorizations to purchase self detained shares of the Company, up to a maximum of 10% of the share capital over a 24-month period, and may proceed with the share capital decreases; the difference between the purchaser price of the cancelled shares and their nominal value will be partly charged to the legal reserve for 10% of the cancelled capital and for the surplus to the premiums and disponible reserves; [Authority is for a 26-month period]; it supersedes the fraction unused of the delegation granted by the combined shareholders meeting of 09 JUN 2005 in its resolution No.17; and to take all necessary measures and accomplish all necessary formalities

		Management	For	For
E.20

Authorize the Board of Directors to decide to proceed, up to a maximum of EUR 368,000,000.00, with the issuance of warrants giving the right to subscribe, with preferential conditions, for shares of the Company Saint Gobain, and their allocation free of charge to the Company’s shareholders, before the public offering is ended; terms and conditions to exercise the warrants to subscribe to shares: maximum number of shares which may be issued: equal to the one of the shares comprising the share capital on the day(s) of issuance of the warrants giving right to subscribe to shares, exercise period: 38 months; the present delegation supersedes for the remaining period the delegation granted to the combined shareholders’ meeting of 08 JUN 2006 in its resolution No. 10; and to take all necessary measures and accomplish all necessary formalities

		Management	For	For
E.21	Grant full powers to the bearer of an original, a copy or extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed by Law	Management	For	For

Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
KDDI CORPORATION	9433 JP	JP3496400007	20-Jun-07		Please note this announcement is being provided to inform you that the true agenda has been released and is available for your review. (Please refer to the attached PDF files.)	Non-Voting
				1	Approve Appropriation of Retained Earnings	Management	For	For
				2	Amend the Articles of Incorporation	Management	For	For
				3.1	Appoint a Director	Management	For	For
				3.2	Appoint a Director	Management	For	For
				3.3	Appoint a Director	Management	For	For
				3.4	Appoint a Director	Management	For	For
				3.5	Appoint a Director	Management	For	For
				3.6	Appoint a Director	Management	For	For
				3.7	Appoint a Director	Management	For	For
				3.8	Appoint a Director	Management	For	For
				3.9	Appoint a Director	Management	For	For
				3.1	Appoint a Director	Management	For	For
				3.11	Appoint a Director	Management	For	For
				4	Appoint a Corporate Auditor	Management	For	For
				5	Appoint Accounting Auditors	Management	For	For
				6	Approve Payment of Bonuses to Corporate Officers	Management	For	For
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO	BBVA SM	ES0113211835	20-Jun-07

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE A SECOND CALL ON 21 JUN 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

Non-Voting

					PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.	Non-Voting
1

Approve to increase the Banco Bilbao Vizcaya Argentaria, S.A. capital by a nominal sum of EUR 96,040,000., in an issue of 196,000,000 new ordinary shares, excluding pre-emptive subscription rights, in order to fund the acquisition of 100% of the shares representing the capital of the US Company, Compass Bancshares, Inc. [Compass, which includes any legal successor], to be fully paid up through non-cash contributions; the issue price of the shares to be issued [nominal price plus issue premium] shall equal the closing price of the BBVA share on the trading day immediately prior to the closing date of said transaction to acquire Compass, at a minimum of EUR 6.09 per share [higher than the net book value per share for the BBVA shares already in existence] and a maximum equivalent to the result of a 20% increase of the value allocated to the non-cash consideration of the Compass shares by the expert appointed by the Company Registry for the effects established under Article 38 of the Companies Act, having subtracted the part of the consideration in money; and authorize the Board of Directors, pursuant to Article 153.1.a) of the Companies Act, to establish the date on which the resolution shall be enacted and to determine the terms and conditions of the capital increase not agreed by the EGM; request for listing of new shares

Management
				2	Authorize the Board of Directors, which may in turn delegate said authority, to formalise, correct, interpret and implement the resolutions adopted by the EGM	Management
Company Name	Ticker Symbol	Cusip/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Group of Funds

(Registrant)

By:	/s/ Willard L.Umphrey, President and Chief Executive Officer

Date:	August 20, 2007